AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 27, 2002
                                                              File No. 33-45671
                                                              File No. 811-6557

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                     [ ]
                      POST-EFFECTIVE AMENDMENT NO. 44           [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                 [ ]
                              AMENDMENT NO. 46                  [X]

                                STI CLASSIC FUNDS
              ____________________________________________________
              (Exact Name of Registrant as Specified in Charter)


                               101 Federal Street
                           Boston, Massachusetts 02110
              ______________________________________________________
                (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 342-5734

                                 James R. Foggo
                               c/o SEI Corporation
                            Oaks, Pennsylvania 19456
              _______________________________________________________
                     (Name and Address of Agent for Service)

                                   Copies to:
         Richard W. Grant, Esquire                W. John McGuire
         Morgan, Lewis & Bockius LLP              Morgan, Lewis & Bockius LLP
         1701 Market Street                       1111 Pennsylvania Avenue, NW
         Philadelphia, PA  19103                  Washington, DC  20004

       It is proposed that this filing become effective (check appropriate box):

                   [ ] Immediately upon filing pursuant to paragraph (b)
                   [ ] On [date] pursuant to paragraph (b)
                   [X] 60 days after filing pursuant to paragraph (a)(1)
                   [ ] On [date] pursuant to paragraph (a)(1)
                   [ ] 75 days after filing pursuant to paragraph (a)(2)
                   [ ] On [date] pursuant to paragraph (a) of Rule 485.

                      STI CLASSIC FUNDS - LIFE VISION FUNDS

                                    B SHARES

                                   PROSPECTUS

                                FEBRUARY __, 2003

                       LIFE VISION AGGRESSIVE GROWTH FUND
                          LIFE VISION CONSERVATIVE FUND
                       LIFE VISION GROWTH AND INCOME FUND
                        LIFE VISION MODERATE GROWTH FUND

                        INVESTMENT ADVISER TO THE FUNDS:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the B Shares of each Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                            PAGE

     LIFE VISION AGGRESSIVE GROWTH FUND......................................XXX
     LIFE VISION CONSERVATIVE FUND...........................................XXX
     LIFE VISION GROWTH AND INCOME FUND......................................XXX
     LIFE VISION MODERATE GROWTH FUND........................................XXX
     MORE INFORMATION ABOUT RISK.............................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.................................XXX
     INVESTMENT ADVISER......................................................XXX
     INVESTMENT TEAM.........................................................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES..........................XXX
     DIVIDENDS AND DISTRIBUTIONS.............................................XXX
     TAXES...................................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS...................................................XXX

[INSERT ICONS HERE]

CUSIP

FUND NAME                                   CLASS             CUSIP
-----------------------------------------------------------------------
LIFE VISION FUNDS

Life Vision Aggressive Growth               B Shares          784767576
Life Vision Conservative Fund               B Shares          784767568
Life Vision Growth and Income Fund          B Shares          784767550
Life Vision Moderate Growth Fund            B Shares          784767543

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

LIFE VISION AGGRESSIVE GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                    High capital appreciation

INVESTMENT FOCUS                                   Equity and money market funds

SHARE PRICE VOLATILITY                             High

PRINCIPAL INVESTMENT STRATEGY                      Investing at least 80% of the
                                                   Life Vision Fund's total net
                                                   assets in STI Classic Equity
                                                   Funds

INVESTOR PROFILE                                   Investors who want the value
                                                   of their investment to grow,
                                                   but do not need to receive
                                                   income on their investment,
                                                   and are willing to be subject
                                                   to the risks of equity
                                                   securities

INVESTMENT STRATEGY

The Life Vision Aggressive Growth Fund invests at least 80% of its total net assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:


                                                          INVESTMENT RANGE
                                                      (PERCENTAGE OF THE LIFE
                                                      VISION AGGRESSIVE GROWTH
ASSET CLASS                                                FUND'S ASSETS)
------------------------------------------------------------------------------
Equity Funds                                                 80-100%
    Capital Appreciation Fund
    Growth and Income Fund
    International Equity Index Fund
    Mid-Cap Equity Fund
    Small Cap Value Equity Fund
    Small Cap Growth Stock Fund
    Value Income Stock Fund
Money Market Funds                                            0-20%
    Prime Quality Money Market Fund

Other STI Classic Funds may be utilized in the future.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.
                                  Page 4 of 38

WHAT ARE THE RISKS OF INVESTING IN THIS LIFE VISION FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for Trust Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

This bar chart shows changes in the performance of this Life Vision Fund's Trust Shares from year to year. Since Trust Shares are invested in the same portfolio of securities, returns for B Shares will be substantially similar to those of the Trust Shares shown here, and differ only to the extent that B Share expenses are higher and, therefore, performance would be lower than that of Trust Shares.*

                                   1993                12.14%
                                   1994                -4.30%
                                   1995                25.12%
                                   1996                16.62%
                                   1997                22.53%
                                   1998                12.31%
                                   1999                10.31%
                                   2000                 6.30%
                                   2001                -6.52%

                           BEST QUARTER                         WORST QUARTER
                              18.72%                               -15.23%
                            (12/31/98)                            (9/30/98)
                                  Page 5 of 38

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/02 to 9/30/02 was -22.66%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THIS LIFE VISION FUND'S TRUST SHARES FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF A HYBRID 61/15/12/10/2 BLEND OF THE RUSSELL 1000 INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX, RUSSELL 2000 INDEX, SALOMON 3-MONTH TREASURY BILL INDEX AND THE RUSSELL MID-CAP INDEX. HOWEVER, IN THE FUTURE, THIS LIFE VISION FUND WILL COMPARE ITS PERFORMANCE TO THAT OF A HYBRID 90/10 BLEND OF THE S&P 500 COMPOSITE INDEX AND THE SALOMON 3-MONTH TREASURY BILL INDEX, ALSO SHOWN IN THE TABLE BELOW, BECAUSE THE ADVISER BELIEVES IT MORE ACCURATELY REFLECTS THE FUND'S INVESTMENT OBJECTIVE.

--------------------------------------------------------- ------------ ---------- ------------- -------------
                                                                                                   SINCE
                                                                                     SINCE       INCEPTION
                                                                                   INCEPTION       OF THE
                                                                                     OF THE      ADVISER'S
                                                                                   REGISTERED      ASSET
                                                                                     MUTUAL      ALLOCATION
                                                            1 YEAR      5 YEARS       FUND*       PROGRAM**
--------------------------------------------------------- ------------ ---------- ------------- -------------
Fund Returns Before Taxes                                    -6.52       8.57         6.42         10.02
--------------------------------------------------------- ------------ ---------- ------------- -------------
Fund Returns After Taxes on Distributions                    -6.62       N/A+         4.48          N/A+
--------------------------------------------------------- ------------ ---------- ------------- -------------
Fund Returns After Taxes on Distributions and Sale of
Fund Shares                                                  -3.97       N/A+         4.65          N/A+
--------------------------------------------------------- ------------ ---------- ------------- -------------
Hybrid 61/15/12/10/2 Blend of the Following Market
Benchmarks                                                  -10.28       8.48         6.15         11.36
--------------------------------------------------------- ------------ ---------- ------------- -------------
   Russell 1000 Index                                       -12.45       10.50        7.57         13.28
--------------------------------------------------------- ------------ ---------- ------------- -------------
   MSCI EAFE Index                                          -21.44       0.89        -1.36          6.50
--------------------------------------------------------- ------------ ---------- ------------- -------------
   Russell 2000 Index                                        2.49        7.52         6.08         10.77
--------------------------------------------------------- ------------ ---------- ------------- -------------
   Salomon 3-Month Treasury Bill Index                       4.08        5.01         4.99          4.81
--------------------------------------------------------- ------------ ---------- ------------- -------------
   Russell Mid-Cap Index                                     -5.62       11.40        9.80         13.28
--------------------------------------------------------- ------------ ---------- ------------- -------------
Hybrid 90/10 Blend of the Following Market
Benchmarks                                                  -10.24       10.28        7.31         12.74
--------------------------------------------------------- ------------ ---------- ------------- -------------

   S&P 500 Composite Index                                  -11.88       10.70        7.39         13.53
--------------------------------------------------------- ------------ ---------- ------------- -------------
   Salomon 3-Month Treasury Bill Index                       4.08        5.01         4.99          4.81
--------------------------------------------------------- ------------ ---------- ------------- -------------

* Since inception of the Trust Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.
** Since inception of the Adviser's asset allocation program on December 31, 1992.
+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (larger market capitalizations have more influence than smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the market capitalization of each of the various countries, and then with respect to the market capitalization of the various companies operating in each country. The Russell 2000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies. The Salomon 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills. The Russell Mid-Cap Index measures the performance of those Frank Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Index.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD B SHARES OF THIS LIFE VISION FUND. THE TABLE DOES NOT REFLECT ANY OF THE OPERATING COSTS AND INVESTMENT ADVISORY FEES OF THE UNDERLYING STI CLASSIC FUNDS. THIS LIFE VISION FUND AND ITS SHAREHOLDERS WILL INDIRECTLY BEAR A PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                        B SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering
 price)                                                                    None
Maximum Contingent Deferred Sales Charge (as a percentage of original
 purchase price)*                                                         5.00%

* This sales charge is imposed if you sell B Shares within five years of your purchase. See "Sales Charges."

ANNUAL LIFE VISION FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                B SHARES
-----------------------------------------------------------------------------
Investment Advisory Fees                                           0.25%
Distribution and Service (12b-1) Fees                              1.00%
Other Expenses                                                     0.16%*
Total Annual Life Vision Fund Operating Expenses                   1.41%**
--------------------------------------------------------------------------------
*        OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.
**       THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES ARE EXPECTED TO
BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

         Life Vision Aggressive Growth Fund-- B Shares                   1.00%

THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2002, THE COSTS BORNE BY THE FUND ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WERE 1.11%. THEREFORE, TOTAL ANNUALIZED EXPENSES WOULD BE 2.52% BEFORE WAIVERS AND 2.11% AFTER WAIVERS.

EXAMPLE

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the this Life Vision Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, this Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
            $644                            $846

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
             $144                            $446

These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (2.52%):

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
             $755                          $1,185

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
             $255                            $785

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

LIFE VISION CONSERVATIVE FUND

FUND SUMMARY

INVESTMENT GOAL                          Capital appreciation and current
                                         income

INVESTMENT FOCUS
  PRIMARY                                Bond funds
  SECONDARY                              Equity funds

SHARE PRICE VOLATILITY                   Low

PRINCIPAL INVESTMENT STRATEGY            Investing pursuant to an asset
                                         allocation strategy in a
                                         combination of STI Classic
                                         Bond Funds, and to a lesser
                                         extent, STI Classic Equity
                                         Funds

INVESTOR PROFILE                         Investors who want income
                                         from their investment, as well
                                         as an increase in its value,
                                         but want to reduce risk by
                                         limiting exposure to equity
                                         securities


INVESTMENT STRATEGY

The Life Vision Conservative Fund invests in STI Classic Funds that invest primarily in fixed income securities, but may invest up to 35% of the Fund's total assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                     INVESTMENT RANGE (PERCENTAGE OF THE LIFE
ASSET CLASS                             VISION CONSERVATIVE FUND'S ASSETS)
--------------------------------------------------------------------------------
Bond Funds                                           65-100%
  Investment Grade Bond Fund
  Short-Term Bond Fund
  U.S. Government Securities Fund
Equity Funds                                          0-35%
  Capital Appreciation Fund
  Growth and Income Fund
  Small Cap Growth Stock Fund
  Small Cap Value Equity Fund
Money Market Funds                                    0-20%
  Prime Quality Money Market Fund

Other STI Classic Funds may be utilized in the future.

Due to its investment strategy, the Fund holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

PERFORMANCE INFORMATION

The Life Vision Conservative Fund commenced operations on February __, 2003, and therefore does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD B SHARES OF THIS LIFE VISION FUND. THE TABLE DOES NOT REFLECT ANY OF THE OPERATING COSTS AND INVESTMENT ADVISORY FEES OF THE UNDERLYING STI CLASSIC FUNDS. THE FUND AND ITS SHAREHOLDERS WILL INDIRECTLY BEAR A PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                        B SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering
 price)                                                                    None
Maximum Contingent Deferred Sales Charge (as a percentage of original
 purchase price)*                                                          5.00%

* This sales charge is imposed if you sell B Shares within five years of your purchase. See "Sales Charges."

ANNUAL LIFE VISION FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        B SHARES
---------------------------------------------------
Investment Advisory Fees                 0.25%
Distribution and Service (12b-1) Fees    1.00%
Other Expenses                           0.25%*
Total Annual Fund Operating Expenses     1.50%**
--------------------------------------------------------------------------------
*      OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.
** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
       FOLLOWS:

                  Life Vision Conservative Fund - B Shares    0.95%

       THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2002, THE COSTS BORNE BY THE FUND ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WERE 0.88%. THEREFORE, TOTAL ESTIMATED ANNUALIZED EXPENSES WOULD BE 2.38% BEFORE WAIVERS AND 1.83% AFTER WAIVERS.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
           $653                            $874

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
             $153                           $474

These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (2.38%):

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
             $741                          $1,142

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
           $241                            $742

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

LIFE VISION GROWTH AND INCOME FUND

LIFE VISION FUND SUMMARY

INVESTMENT GOAL                                   Long-term capital appreciation

INVESTMENT FOCUS                                  Equity and bond funds

SHARE PRICE VOLATILITY                            Moderate

PRINCIPAL INVESTMENT STRATEGY                     Investing pursuant to an
                                                  asset allocation
                                                  strategy in a
                                                  combination of STI
                                                  Classic Equity and, to a
                                                  lesser extent, STI
                                                  Classic Bond Funds

INVESTOR PROFILE                                  Investors who want their
                                                  assets to grow, but want to
                                                  moderate the risks of
                                                  equity securities through
                                                  investment of a portion of
                                                  their assets in bonds

INVESTMENT STRATEGY

The Life Vision Growth and Income Fund invests at least 70% to 80% of its total net assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                                        INVESTMENT RANGE
                                                       (PERCENTAGE OF THE
                                                     LIFE VISION GROWTH AND
ASSET CLASS                                           INCOME FUND'S ASSETS)
---------------------------------------------------------------------------
Equity Funds                                                 50-80%
  Capital Appreciation Fund
  Growth and Income Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Small Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Value Income Stock Fund
Bond Funds                                                   20-50%
  Short-Term Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage Securities Fund
Money Market Funds                                            0-20%
  Prime Quality Money Market Fund

Other STI Classic Funds may be utilized in the future.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.

WHAT ARE THE RISKS OF INVESTING IN THIS LIFE VISION FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for Trust Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

This bar chart shows changes in the performance of this Life Vision Fund's Trust Shares from year to year. Since Trust Shares are invested in the same portfolio of securities, returns for B Shares will be substantially similar to those of the Trust Shares shown here, and differ only to the extent that B Share expenses are higher and, therefore, performance would be lower than that of Trust Shares.*

                                   1993                10.02%
                                   1994                -3.52%
                                   1995                22.68%
                                   1996                12.16%
                                   1997                18.08%
                                   1998                11.16%
                                   1999                 7.95%
                                   2000                 7.08%
                                   2001                -2.55%

                               BEST QUARTER                  WORST QUARTER
                                  13.65%                        -10.20%
                                (12/31/98)                     (9/30/98)

* The performance information is based on a calendar year. The Fund's total return from 1/1/02 to 9/30/02 was -16.40%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THIS LIFE VISION FUND'S TRUST SHARES FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF THE HYBRID 40/17/16/13/12/2 BLEND OF THE RUSSELL 1000 INDEX, MERRILL LYNCH 1-5 YEAR U.S. CORPORATE/GOVERNMENT INDEX, LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX, RUSSELL 2000 INDEX AND THE RUSSELL MID-CAP INDEX. HOWEVER, IN THE FUTURE, THIS LIFE VISION FUND WILL COMPARE ITS PERFORMANCE TO THAT OF A HYBRID 65/25/10 BLEND OF THE S&P 500 COMPOSITE INDEX, LEHMAN U.S. AGGREGATE BOND INDEX, AND THE SALOMON 3-MONTH TREASURY BILL INDEX, ALSO SHOWN IN THE TABLE BELOW, BECAUSE THE ADVISER BELIEVES IT MORE ACCURATELY REFLECTS THE FUND'S INVESTMENT OBJECTIVE.


----------------------------------------------------- ------------ ------------- -------------- -------------
                                                                                                   SINCE
                                                                                     SINCE       INCEPTION
                                                                                   INCEPTION       OF THE
                                                                                    OF THE       ADVISER'S
                                                                                  REGISTERED       ASSET
                                                                                    MUTUAL       ALLOCATION
                                                        1 YEAR       5 YEARS         FUND*        PROGRAM**
----------------------------------------------------- ------------ ------------- -------------- -------------
Fund Returns Before Taxes                                -2.55         8.14          6.66           8.93
----------------------------------------------------- ------------ ------------- -------------- -------------
Fund Returns After Taxes on Distributions                -3.09         N/A+          4.53           N/A+
----------------------------------------------------- ------------ ------------- -------------- -------------
Fund Returns After Taxes on Distributions and Sale
of Fund Shares                                           -1.57         N/A+          4.53           N/A+
----------------------------------------------------- ------------ ------------- -------------- -------------
Hybrid 40/17/16/13/12/2 Blend of the Following
Market Benchmarks                                        -4.76         8.33          6.73          10.35
----------------------------------------------------- ------------ ------------- -------------- -------------
   Russell 1000 Index                                   -12.45        10.50          7.57          13.28
----------------------------------------------------- ------------ ------------- -------------- -------------
   Merrill Lynch 1-5 Year
   U.S. Corporate/Government Index                       8.98          6.95          7.07           6.49
 ----------------------------------------------------- ------------ ------------- -------------- -------------
   Lehman Brothers U.S.                                  8.51          7.36          7.57           7.24
   Government/Credit Index
----------------------------------------------------- ------------ ------------- -------------- -------------
   MSCI EAFE Index                                      -21.44         0.89          -1.36          6.50
----------------------------------------------------- ------------ ------------- -------------- -------------
   Russell 2000 Index                                    2.49          7.52          6.08          10.77
----------------------------------------------------- ------------ ------------- -------------- -------------
   Russell Mid-Cap Index                                 -5.62        11.40          9.80          13.28
----------------------------------------------------- ------------ ------------- -------------- -------------
Hybrid 65/25/10 Blend of the Following Market
Benchmarks                                               -5.15         9.70          7.61          11.30
----------------------------------------------------- ------------ ------------- -------------- -------------
   S&P 500 Composite Index                              -11.88        10.70          7.39          13.53
----------------------------------------------------- ------------ ------------- -------------- -------------


----------------------------------------------------- ------------ ------------- -------------- -------------
   Lehman U.S. Aggregate Bond Index                      8.42          7.43          7.55           7.21
----------------------------------------------------- ------------ ------------- -------------- -------------
   Salomon 3-Month Treasury Bill Index                   4.08          5.01          4.99           4.81
----------------------------------------------------- ------------ ------------- -------------- -------------

* Since inception of the Trust Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.
** Since inception of the Adviser's asset allocation program on December 31,
   1992.
+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The Merrill Lynch 1-5 Year U.S. Corporate/Government Index is a widely-recognized, capitalization-weighted index including all U.S. Corporate securities and U.S. Government securities with maturities of 1 year or greater but less than 5 years from maturity. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade
(BBB) or higher, with maturities of at least 1 year. The MSCI EAFE Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the market capitalization of each of the various countries, and then with respect to the market capitalization of the various companies operating in each country. The Russell 2000 Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies. The Russell Mid-Cap Index measures the performance of those Frank Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Index.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD B SHARES OF THIS LIFE VISION FUND. THE TABLE DOES NOT REFLECT ANY OF THE OPERATING COSTS AND INVESTMENT ADVISORY FEES OF THE UNDERLYING STI CLASSIC FUNDS. THIS LIFE VISION FUND AND ITS SHAREHOLDERS WILL INDIRECTLY BEAR A PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                        B SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering
 price)                                                                    None
Maximum Contingent Deferred Sales Charge (as a percentage of original
 purchase price)*                                                          5.00%

* This sales charge is imposed if you sell B Shares within five years of your purchase. See "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                        B SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                  0.25%

Distribution and Service (12b-1) Fees                     1.00%

Other Expenses                                            0.14%*
                                                          -------
Total Annual Portfolio Operating Expenses                 1.39%**


* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.
** THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

         Life Vision Growth and Income Fund-- B Shares                    1.00%

THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2002, THE COSTS BORNE BY THE FUND ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WERE 1.01%. THEREFORE, TOTAL ANNUALIZED EXPENSES WOULD BE 2.40% BEFORE WAIVERS AND 2.01% AFTER WAIVERS.

EXAMPLE

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
             $642                           $840

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
             $142                            $440

These costs are all inclusive representing both direct Fund expenses after waivers and additional expenses associated with investments in underlying STI Classic Funds (2.40%):

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
             $743                          $1,148

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
             $243                            $748

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

LIFE VISION MODERATE GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                Capital appreciation and current
                                               income

INVESTMENT FOCUS                               Equity and bond funds

SHARE PRICE VOLATILITY                         Low

PRINCIPAL INVESTMENT STRATEGY                  Investing pursuant to an asset
                                               allocation strategy in a
                                               combination of STI Classic Equity
                                               and Bond Funds

INVESTOR PROFILE                               Investors who want income from
                                               their investment, as well as an
                                               increase in its value, and are
                                               willing to be subject to the
                                               risks of equity securities

INVESTMENT STRATEGY

The Life Vision Moderate Growth Fund principally invests in STI Classic Funds that invest primarily in equity securities and fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:



                                                            INVESTMENT RANGE
                                                           (PERCENTAGE OF THE
                                                          LIFE VISION MODERATE
ASSET CLASS                                               GROWTH FUND'S ASSETS)
-------------------------------------------------------------------------------
Equity Funds                                                    35-65%
  Capital Appreciation Fund
  Growth and Income Fund
  International Equity Index Fund
  Mid-Cap Equity Fund
  Small Cap Value Equity Fund
  Small Cap Growth Stock Fund
  Value Income Stock Fund
Bond Funds                                                      35-65%
  Short-Term Bond Fund
  Investment Grade Bond Fund
  Limited-Term Federal Mortgage Securities Fund
Money Market Funds                                              0-20%
  Prime Quality Money Market Fund

Other STI Class Funds may be utilized in the future.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.

WHAT ARE THE RISKS OF INVESTING IN THIS LIFE VISION FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for Trust Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

This bar chart shows changes in the performance of this Life Vision Fund's Trust Shares from year to year. Since Trust Shares are invested in the same portfolio of securities, returns for B Shares will be substantially similar to those of the Trust Shares shown here, and differ only to the extent that B Share expenses are higher and, therefore, performance would be lower than that of Trust Shares.*

                                   1993                 9.26%
                                   1994                -2.97%
                                   1995                20.52%
                                   1996                10.51%
                                   1997                16.41%
                                   1998                11.15%
                                   1999                 6.19%
                                   2000                 5.46%
                                   2001                -1.10%

                                BEST QUARTER                 WORST QUARTER
                                   11.24%                       -7.99%
                                 (12/31/98)                   (9/30/98)

* The performance information is based on a calendar year. The Fund's total return from 1/1/02 to 9/30/02 was -11.80%.

AVERAGE ANNUAL TOTAL RETURNS

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THIS LIFE VISION FUND'S TRUST SHARES FOR THE PERIODS ENDED DECEMBER 31, 2001, TO THOSE OF A HYBRID 27/26/22/14/10/1 BLEND OF THE RUSSELL 1000 INDEX, MERRILL LYNCH 1-5 YEAR U.S. CORPORATE/GOVERNMENT INDEX, LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX, RUSSELL 2000 INDEX AND THE RUSSELL MID-CAP INDEX. HOWEVER, IN THE FUTURE, THIS LIFE VISION FUND WILL COMPARE ITS PERFORMANCE TO THAT OF A HYBRID 50/40/10 BLEND OF THE S&P 500 COMPOSITE INDEX, LEHMAN U.S. AGGREGATE BOND INDEX, AND THE SALOMON 3-MONTH TREASURY BILL INDEX, ALSO SHOWN IN THE TABLE BELOW, BECAUSE THE ADVISER BELIEVES IT MORE ACCURATELY REFLECTS THE FUND'S INVESTMENT OBJECTIVE.


----------------------------------------------------- ----------- ------------- --------------- -------------
                                                                                                   SINCE
                                                                                    SINCE        INCEPTION
                                                                                  INCEPTION        OF THE
                                                                                    OF THE       ADVISER'S
                                                                                  REGISTERED       ASSET
                                                                                    MUTUAL      ALLOCATION
                                                        1 YEAR      5 YEARS          FUND*       PROGRAM**
----------------------------------------------------- ----------- ------------- --------------- -------------
Fund Returns Before Taxes                               -1.10         7.46           6.21           8.15
----------------------------------------------------- ----------- ------------- --------------- -------------
Fund Returns After Taxes on Distributions               -1.88         N/A+           3.88           N/A+
----------------------------------------------------- ----------- ------------- --------------- -------------
Fund Returns After Taxes on Distributions and Sale
of Fund Shares                                          -0.69         N/A+           4.17           N/A+
----------------------------------------------------- ----------- ------------- --------------- -------------
Hybrid 27/26/22/14/10/1 Blend of the Following
Market Benchmarks                                       -2.05         7.79           6.62           9.36
----------------------------------------------------- ----------- ------------- --------------- -------------
   Russell 1000 Index                                   -12.45       10.50           7.57          13.28
----------------------------------------------------- ----------- ------------- --------------- -------------
   Merrill Lynch 1-5 Year U.S. Corporate/Government
   Index                                                 8.98         6.95           7.07           6.49
----------------------------------------------------- ----------- ------------- --------------- -------------
   Lehman Brothers U.S. Government/Credit Index          8.51         7.36
                                                                                     7.57           7.24
----------------------------------------------------- ----------- ------------- --------------- -------------
   MSCI EAFE Index                                      -21.44        0.89          -1.36           6.50
----------------------------------------------------- ----------- ------------- --------------- -------------
   Russell 2000 Index                                    2.49         7.52           6.08          10.77
----------------------------------------------------- ----------- ------------- --------------- -------------
   Russell Mid-Cap Index                                -5.62        11.40           9.80          13.28
----------------------------------------------------- ----------- ------------- --------------- -------------
Hybrid 50/40/10 Blend of the Following Market
Benchmarks                                              -2.10         9.25           7.67          10.37
----------------------------------------------------- ----------- ------------- --------------- -------------
   S&P 500 Composite Index                              -11.88       10.70           7.39          13.53
----------------------------------------------------- ----------- ------------- --------------- -------------
   Lehman U.S. Aggregate Bond Index                      8.42         7.43           7.55           7.21
----------------------------------------------------- ----------- ------------- --------------- -------------


----------------------------------------------------- ----------- ------------- --------------- -------------
   Salomon 3-Month Treasury Bill Index                   4.08         5.01           4.99           4.81
----------------------------------------------------- ----------- ------------- --------------- -------------

* Since inception of the Trust Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.
** Since inception of the Adviser's asset allocation program on December 31,
   1992.
+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.



WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The Merrill Lynch 1-5 Year U.S. Corporate/Government Index is a widely-recognized, capitalization-weighted index including all U.S. Corporate securities and U.S. Government securities with maturities of 1 year or greater but less than 5 years from maturity. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade
(BBB) or higher, with maturities of at least 1 year. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The country weighting of the Index is calculated using the market capitalization of each of the various countries, and then with respect to the market capitalization of the various companies operating in each country. The Russell 2000 Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies. The Russell Mid-Cap Index measures the performance of those Frank Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Index.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD B SHARES OF THIS LIFE VISION FUND. THE TABLE DOES NOT REFLECT ANY OF THE OPERATING COSTS AND INVESTMENT ADVISORY FEES OF THE UNDERLYING STI CLASSIC FUNDS. THIS LIFE VISION FUND AND ITS SHAREHOLDERS WILL INDIRECTLY BEAR A PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                        B SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering     None
 price)

Maximum Contingent Deferred Sales Charge (as a percentage of original
 purchase price)*                                                         5.00%

* This sales charge is imposed if you sell B Shares within five years of your purchase. See "Sales Charges."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                        B SHARES
------------------------------------------------------------------
Investment Advisory Fees                                  0.25%
Distribution and Service (12b-1) Fees                     1.00%
Other Expenses                                            0.11%*
                                                          -----
Total Annual Portfolio Operating Expenses                 1.36%**

--------------------------------------------------------------------------------
*      OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.
**     THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES ARE EXPECTED TO BE
LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

         Life Vision Moderate Growth Fund-- B Shares                    1.00%

THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2002, THE COSTS BORNE BY THE FUND ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WERE 0.99%. THEREFORE, TOTAL ANNUALIZED EXPENSES WOULD BE 2.35% BEFORE WAIVERS AND 1.99% AFTER WAIVERS.

EXAMPLE

This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
            $638                            $831

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
             $138                            $431

These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (2.35%):

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
            $738                          $1,133

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS
             $238                            $733

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MORE INFORMATION ABOUT RISK


EQUITY RISK-- Equity securities include public and privately         All Funds
issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.  Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or
convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate.  An investment in a portfolio of equity securities may be more
suitable for long-term investors who can bear the risk of these share price fluctuations.


FIXED INCOME RISK-- The market value of fixed income investments     Life Vision Conservative Fund
change in response to interest rate changes and other factors.       Life Vision Growth and Income Fund
During periods of falling interest rates, the values of              Life Vision Moderate Growth Fund
outstanding fixed income securities generally rise.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:


         CREDIT RISK -- The possibility that an issuer will be unable to make timely payments of either principal or interest.


FOREIGN SECURITY RISKS-- Investments in securities of foreign        All Funds
companies or governments can be more volatile than investments in
U.S. companies or governments.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries.  Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to

the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2002, the Adviser had $45.5 billion in assets under management. For the fiscal period ended May 31, 2002, the Adviser received advisory fees of:

     LIFE VISION AGGRESSIVE GROWTH FUND                    0.09%
     LIFE VISION GROWTH AND INCOME FUND                    0.11%
     LIFE VISION MODERATE GROWTH FUND                      0.14%

The annual advisory fee for the Life Vision Conservative Fund is expected to be 0.25% before waivers and 0.10% after waivers.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

THE INVESTMENT TEAM

The Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, and Life Vision Moderate Growth Fund are managed by a team of investment professionals. No one person is primarily responsible for making investment recommendations to the team.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange B Shares of the Funds.

HOW TO PURCHASE FUND SHARES

A SunTrust Securities Investment Consultant can assist you in opening a brokerage account which will be used for all transactions regarding the purchase of STI Classic Funds. Once your securities account is established, you may buy shares of the Funds by:

o        Mail*
o        Telephone (1-800-874-4770)
o        Wire
o        Automated Clearing House (ACH)

* The Funds do not accept cash as payment for Fund shares.

You may also buy shares through investment representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers, and potentially through the Investor's Advantage Account (an asset allocation account available through SunTrust). Please contact your financial institution directly and follow its procedures for Fund share transactions. Your institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m., Eastern
Time). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund values its underlying STI Fund investments at the NAV reported by those STI Funds. Other portfolio securities are generally valued at market price. If market prices are unavailable or a Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES

To purchase B Shares for the first time, you must invest in any Fund at least $5,000 ($2,000 for IRAs).

Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts at its discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-874-4770 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) -- B SHARES

You do not pay a sales charge when you purchase B Shares. However, if you redeem your shares within five years of purchase, you will generally pay a CDSC on these shares according to the following schedule:

                               CDSC AS A PERCENTAGE OF ORIGINAL PURCHASE AMOUNT
YEARS AFTER PURCHASE           SUBJECT TO CHARGE
--------------------------------------------------------------------------------
0 to 1 Year                                           5%
1 to 2 Years                                          4%
2 to 3 Years                                          4%
3 to 4 Years                                          3%
4 to 5 Years                                          2%
5 Years+                                              0%

The CDSC does not apply to share price appreciation or shares acquired through dividend or capital gains distribution reinvestment. To minimize the CDSC, shares not subject to any charge will be redeemed first, followed by shares held longest (therefore having the lowest CDSC).


WAIVER OF THE CLASS B CDSC

No CDSC is imposed if you sell your shares under any of the following circumstances:

o Death or Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)
                  - You are shareholder/joint shareholder or
                    participant/beneficiary of certain retirement plans;
                  - You die after the account is opened;
                  - Redemption must be made within 1 year of such
                    death/disability;
                  - Distributor must be notified in writing of
                    such death/disability at time of redemption request;
                  - Distributor must be provided with satisfactory
                    evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

o Shares purchased through dividend and capital gains reinvestment.

o Participation in the Systematic Withdrawal Plan ("SWP") described below:

                  - Withdrawal not to exceed 10% of the current
                    balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial SWP and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC sales charge, will be included in calculating the account value and 10% limitation amount;

                  - If the total of all Fund account withdrawals
                    (SWP or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire SWP for the period will be subject to the applicable sales charge, in the initial year of a SWP, the withdrawal limitation period shall begin 12 months before the initial SWP payment;

                  - To qualify for the CDSC waiver under the SWP a
                    Fund account must have a minimum of $25,000 at SWP inception and must also reinvest dividends and capital gains distributions.

 o Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code
         Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

 o       Exchanges for B shares of other Life Vision Funds.

 o Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your SunTrust Securities Investment Consultant or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

OFFERING PRICE OF FUND SHARES

The offering price of B Shares is simply the next calculated NAV.

HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust Securities, you may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of B Shares, any applicable CDSC.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums is $5,000 ($2,000 for IRAS or other tax qualified accounts). But the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timers" as defined later in this prospectus.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange requests. You may exchange B Shares of any Life Vision Fund for B Shares of any other Life Vision Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

MARKET TIMERS

Short-term or excessive trading into and out of a Fund may harm the Fund's performance by disrupting the Adviser's investment strategy and by increasing Fund expenses. Accordingly, any Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect a Fund. You may be classified as a Market Timer if you:

o Request a substantial exchange out of any Fund within two weeks of a prior substantive exchange request out of any Fund; or

o Request a substantial exchange out of any Fund more than twice during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of a Fund within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held on an omnibus arrangement. Dealers who purchase B Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase. Further, all Funds reserve the right to refuse any purchase or exchange requests by any investor at any time.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are as follows:

For B Shares the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, lodgings and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their income quarterly. The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated February __, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-428-6970

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at the following address: publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS

                                 OCTOBER 1, 2002
                                 AS SUPPLEMENTED

                                FEBRUARY __, 2003

                               INVESTMENT ADVISER:

                         TRUSCO CAPITAL MANAGEMENT, INC.

                                 (THE "ADVISER")

This Statement of Additional Information (SAI) is not a prospectus. It is intended to provide additional information regarding the activities and operations of STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's Trust, Investor and Flex Shares prospectuses dated October 1, 2002 and B Shares prospectus dated February __, 2003. This SAI relates to each class of the following series of the Trust (each a "Fund" and collectively, the "Funds"):

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                                                      TRUST SHARES      INVESTOR SHARES           FLEX SHARES             B SHARES
------------------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                   |X|               |X|                     |X|
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Growth and Income Fund                                      |X|               |X|                     |X|
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Information and Technology Fund                             |X|                                       |X|
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International Equity Fund                                   |X|               |X|                     |X|
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International Equity Index Fund                             |X|               |X|                     |X|
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Mid-Cap Equity Fund                                         |X|               |X|                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                                   |X|                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                                 |X|               |X|                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                                 |X|                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                             |X|                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                     |X|               |X|                     |X|
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Vantage Fund                                                |X|                                       |X|
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BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                               |X|               |X|                     |X|
------------------------------------------------------------------------------------------------------------------------------------
BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
High Income Fund                                            |X|                                       |X|
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Investment Grade Bond Fund                                  |X|               |X|                     |X|
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Limited-Term Federal Mortgage Securities Fund               |X|               |X|                     |X|
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Short-Term Bond Fund                                        |X|               |X|                     |X|
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Short-Term U.S. Treasury Securities Fund                    |X|               |X|                     |X|
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Strategic Income Fund                                       |X|                                       |X|
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U.S. Government Securities Fund                             |X|               |X|                     |X|
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TAX-EXEMPT BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                                |X|               |X|                     |X|
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Georgia Tax-Exempt Bond Fund                                |X|               |X|                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                       |X|               |X|                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                                |X|                                       |X|
------------------------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                   |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                                |X|                                       |X|
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MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                             |X|               |X|                     |X|
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                                |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund                |X|               |X|
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                             |X|
------------------------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                         |X|               |X|
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LIFE VISION FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                          |X|                                                              |X|
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Life Vision Conservative Fund                                                                                                |X|
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Life Vision Growth and Income Fund                          |X|                                                              |X|
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Life Vision Moderate Growth Fund                            |X|                                                              |X|
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This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. Prospectuses may be obtained by writing to the Trust or calling toll-free 1-800-428-6970.

                                TABLE OF CONTENTS

THE TRUST..................................................................S-4
DESCRIPTION OF PERMITTED INVESTMENTS.......................................S-4
INVESTMENT LIMITATIONS....................................................S-32
INVESTMENT ADVISER........................................................S-34
THE ADMINISTRATOR.........................................................S-37
THE DISTRIBUTOR...........................................................S-39
THE TRANSFER AGENT........................................................S-45
THE CUSTODIAN.............................................................S-45
INDEPENDENT PUBLIC ACCOUNTANTS............................................S-45
LEGAL COUNSEL.............................................................S-45
TRUSTEES AND OFFICERS OF THE TRUST........................................S-45
PERFORMANCE INFORMATION...................................................S-51
COMPUTATION OF YIELD......................................................S-51
CALCULATION OF TOTAL RETURN...............................................S-55
PURCHASING AND REDEEMING SHARES...........................................S-60
DETERMINATION OF NET ASSET VALUE..........................................S-61
TAXES ....................................................................S-62
FUND TRANSACTIONS.........................................................S-67
PORTFOLIO TURNOVER RATE...................................................S-73
DESCRIPTION OF SHARES.....................................................S-74
VOTING RIGHTS.............................................................S-74
SHAREHOLDER LIABILITY.....................................................S-74
LIMITATION OF TRUSTEES' LIABILITY.........................................S-75
CODES OF ETHICS...........................................................S-75
5% AND 25% SHAREHOLDERS...................................................S-75
FINANCIAL STATEMENTS......................................................S-75
APPENDIX .................................................................A-1

         THE TRUST

Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "fund" and collectively, the "funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes.

         DESCRIPTION OF PERMITTED INVESTMENTS

The Funds' respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for these securities.

BORROWING. The Funds may borrow money. Each Fund may borrow money to facilitate management of a Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this situation, neither Fund will purchase securities while borrowing represent more than 5% of its total assets.

BRADY BONDS. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

COMMERCIAL  PAPER.  Commercial  paper is the term  used to  designate  unsecured
short-term   promissory   notes  issued  by  corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

o Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EQUITY-LINKED SECURITIES. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.

o PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

o ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

o LYONS. Liquid Yield Option Notes ("LYONS") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like the Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including, but not limited to, the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity International Equity Index, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity, International Equity Index seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity, International Equity Index Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Italy, Ireland, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, a Fund may use futures contracts and related options for either (i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or (ii) for other risk management purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which a Fund may use futures contracts and related options for risk management purposes (other than BONA FIDE hedging) include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by S&P or Baa by Moody's, or their unrated equivalents. The risks associated with investing in high yield securities include:

(i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

(ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

(iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

(iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID  SECURITIES.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

INVESTMENT GRADE OBLIGATIONS. Investment Grade Obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's") or determined to be of equivalent quality by the Sub-Advsiers. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Obligation. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. The Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The  secondary  market  for  loan   participations   is  limited  and  any  such
participation purchased by the Fund may be regarded as illiquid.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. Government Securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see the Appendix to this SAI.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

Government Pass-Through Securities are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Obligations of GNMA are backed by the full faith and credit of the U.S. government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs  are  securities  collateralized  by  mortgages,   mortgage  pass-throughs,
mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's and are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. government.

Stripped Mortgage-Backed Securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the Principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Determining Maturities of Mortgage-Backed Securities: Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by the Adviser. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Adviser will be the actual average life.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (I.E., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

As described in the prospectuses, except for investments in temporary investments, each Fund will invest substantially all of its net assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

         FACTORS PERTAINING TO FLORIDA

Florida's service-based economy is stabilizing with the worst of the September 11, 2001 terrorism fears declining and the national economy recovering. A budget for fiscal 2003 was approved by the legislature during a special session in May and included a fully funded budget stabilization fund of $958 million. After Governor Bush intervened, the House and Senate reached a compromise and delayed reduction of Florida's intangibles tax on stocks and bonds. The state has no personal income tax, but its other revenue sources, primarily sales taxes, have grown consistently in contrast to trends for most other states.

Personal income growth continues to outpace the nation and recent economic reports indicate that the State continues to experience job growth, albeit at a more moderate pace. While Florida's unemployment rate increased to 5.4% in July 2002 from 4.9% in July 2001, it remained below the July 2002 national average of 6%. Florida's 2001 per capita income of $28,493 is approximately 94% of the national average of $30,271 and is slightly above regional levels. Because the State's significant senior population relies more on fixed incomes than on wages, income levels in the State are generally more stable over different phases of economic cycles.

Longer term, the state will continue to be an attractive tourist destination and will continue to attract businesses. Florida's population growth during the 1990's was nearly twice the national average, although projections for the next decade indicate somewhat slower growth. The housing market boom also continues throughout the State.

As of August 31, 2002, Florida's general obligation debt carried ratings of AA+ by Standard & Poor's, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

         FACTORS PERTAINING TO GEORGIA

From 1994 to 2000, Georgia benefited from steady economic and employment growth as a result of the State's stable and broad-based trade/services economy, low average cost of living, and extensive transportation infrastructure. Employment began to decline in 2001, with jobs attributable to services, and wholesale and retail trade no longer offsetting job cuts within the manufacturing sector. Conditions are even weaker in the Atlanta metropolitan area due to overbuilding and the general economic weakness of the metro area economy. Outside of Atlanta, healthy residential construction activity continues to support construction employment and improve demand for manufactured products.

While the State's unemployment level increased to 4.9% in July 2002 from 4.3% in July 2001, it remained well below the national average of 6% in July 2002. Per capita income in 2001 was $28,438, which is approximately 94% of the national average of $30,271.

As of August 31, 2002, Georgia's general obligation debt carried AAA ratings from Standard & Poor's, Moody's, and Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

         FACTORS PERTAINING TO MARYLAND

Maryland's economy has slowed, but continues to outperform most other states during the current national recession. The services, wholesale and retail trade, and government sectors account for most of the State's employment. Unlike in most states, government employment surpasses manufacturing employment. Following the September 11, 2001 terrorists attacks, the Federal Government's increased defense and "anti-terrorist" spending has stabilized the Maryland economy, despite the slowdown in other employment sectors.

The current 2003 budget is tightly balanced, with a large structural gap forecast in 2004. Despite the Governor Glendening's recommendation to freeze the personal income tax reduction, it is significant that the budget does include the final phase out of the 10% personal income tax reduction representing an estimated $177 million of revenue.

The State's unemployment rate was 4.2% in July 2002, the same rate as one year ago in July 2001, and well below the national average of 6% in July 2002. Per capita income, which was $34,950 in 2001, continues to exceed the national average of $30,271. Maryland remains among the wealthiest states in the nation.

Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, carried AAA ratings from Moody's, Standard & Poor's, and Fitch as of August 31, 2002. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

         FACTORS PERTAINING TO VIRGINIA

Virginia's economy is slowly emerging from recession. Unemployment is declining with local government and services industries leading the employment growth. As the sixth largest high-tech employer, recent employment losses in business services, mostly high-tech jobs, are responsible for continuing job losses in the manufacturing and telecommunications industries. Also, the effects of a regionwide drought are expected to continue to hurt agriculture and commercial development. Governor Warner announced a $1.5 billion revenue shortfall in the State's two-year budget, which took effect July 1, and he warned that the gap could widen, forecasting a $3.5 billion shortfall through mid-2004. The sharp drop in revenues was focused mostly in Northern Virginia where record declines in tax collections from high-tech jobs in the 1990's due to job losses accounted for almost half of statewide unemployment.

Virginia's unemployment rate was 4.1% in July 2002, well below the national average of 6% in July 2002, but above the Commonwealth's July 2001 rate of 3.7%. Per capita income was $32,295 in 2001, which is 107% of the national average of $30,271. Longer term, the State's strong demographic trends, low business costs, and generous tax incentives will contribute to Virginia's above average growth in the future.

As of August 31, 2002, Moody's, Standard & Poor's, and Fitch each gave Virginia's general obligation debt a AAA rating. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

The Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Portfolio invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Portfolio invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Portfolio's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. The Portfolio may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

Because the Portfolio may invest a substantial portion of its assets in REITs, the Portfolio may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which the Portfolio will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect the Portfolio's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of the Portfolio's investments.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESOURCE RECOVERY BONDS. The Virginia Tax-Free Money Market Fund and the municipal bond funds may purchase resource recovery bonds, which are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third-party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with the Funds' investment objectives, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Funds own at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Funds sell a security they do not own. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Funds close their short position or replace the borrowed security, the Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Funds' short positions.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the Federal Book-Entry System. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the Investment Company Act of 1940. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TRACKING ERROR. The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index hedged that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. In addition, the Adviser's use of hedging techniques will cause the Funds' performance to diverge from that of its respective index at times when hedges are employed.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. Government obligations in which the Profile Series may invest include U.S. Treasury obligations and the obligations of U.S. Government Agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government Securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

     Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "primarily invests" as used in the prospectuses means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

VENTURE CAPITAL. The Fund may invest in venture capital limited partnerships and venture capital funds that, in turn, invest principally in securities of early stage, developing companies. Investments in venture capital limited partnerships and venture capital funds present a number of risks not found in investing in established enterprises including the facts that such a partnership's or fund's portfolio will be composed almost entirely of early-stage companies that may lack depth of management and sufficient resources, that may be marketing a new product for which there is no established market, and that may be subject to intense competition from larger companies. Any investment in a venture capital limited partnership or venture capital fund will lack liquidity, will be difficult to value, and the Fund will not be entitled to participate in the management of the partnership or fund. If for any reason the services of the general partners of a venture capital limited partnership were to become unavailable, such limited partnership could be adversely affected.

In addition to investing in venture capital limited partnerships and venture capital funds, the Fund may directly invest in early-stage, developing companies. The risks associated with investing in these securities are substantially similar to the risks set forth above. The Fund will typically purchase equity securities in these early-stage, developing companies; however from time to time, the Fund may purchase non-investment grade debt securities in the form of convertible notes.

Such investments involve costs at the venture capital level which are in addition to those of the Fund.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before 1 year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:
                                      S-32

        1. With respect to 75% of each Fund's total assets (50% in the case of Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

        2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

        3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the sale of portfolio securities.

        4. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")), except as permitted by rule, regulation or order of the Securities and Exchange Commission ("SEC").

        5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies who principal business activities are in the same industry.

                5.1 With respect to the money market funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

                5.2 No Life Vision Fund may invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Life Vision Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Life Vision Fund may invest up to 100% of its assets in securities issued by investment companies.

        6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

        7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

        8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental and may be changed with respect to any Fund by the Board of Trustees.

        1. Any change to a Fund's investment policy to invest at least 80% of such Fund's net assets in securities of companies in a specific sector is subject to 60 days' prior notice to shareholders.

        2. No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market, U.S. Treasury Money Market Fund, and
                Tax-Exempt Money Market Funds) would be invested in illiquid securities.

        3. No Life Vision Fund currently intends to purchase securities on margin, except that a Life Vision Fund may obtain such short-term credits as are necessary for the clearance of transactions.

        4.      No Life Vision Fund currently intends to sell securities short.

        5. No Life Vision Fund currently intends to purchase or sell futures contracts or put or call options.

        6. No Life Vision Fund may invest in shares of unaffiliated money market funds, except as permitted by the SEC.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

         INVESTMENT ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2002, Trusco had discretionary management authority with respect to approximately $45.5 billion of assets under management.

ADVISORY AGREEMENTS WITH THE TRUST. Prior to January 1, 2000, STI Capital Management, N.A. ("STI"), a subsidiary of SunTrust Banks, Inc., served as investment adviser to the Balanced Fund, Capital Appreciation Fund, Florida Tax-Exempt Bond Fund, International Equity Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. and the investment adviser of the Georgia Tax-Exempt Bond Fund, succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco. As a result, Trusco now serves as the investment adviser to each Fund pursuant to three separate agreements.

The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreements, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreements, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets:

--------------------------------------------------------------------------------
                            FUND                                      FEES
--------------------------------------------------------------------------------
Balanced Fund                                                        0.95%
--------------------------------------------------------------------------------
Capital Appreciation Fund                                            1.15%
--------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                                         0.65%
--------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                                         0.65%
--------------------------------------------------------------------------------
Growth and Income Fund                                               0.90%
--------------------------------------------------------------------------------
High Income Fund                                                     0.80%
--------------------------------------------------------------------------------
Information and Technology Fund                                      1.10%
--------------------------------------------------------------------------------
International Equity Fund                                            1.25%
--------------------------------------------------------------------------------
International Equity Index Fund                                      0.90%
--------------------------------------------------------------------------------
Investment Grade Bond Fund                                           0.74%
--------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                                0.74%
--------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                                   0.25%
--------------------------------------------------------------------------------
Life Vision Conservative Fund                                        0.25%
--------------------------------------------------------------------------------
Life Vision Growth and Income Fund                                   0.25%
--------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                                     0.25%
--------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                        0.65%
--------------------------------------------------------------------------------
Maryland Municipal Bond Fund                                         0.65%
--------------------------------------------------------------------------------
Mid-Cap Equity Fund                                                  1.15%
--------------------------------------------------------------------------------
Mid Cap Value Equity Fund                                            1.25%
--------------------------------------------------------------------------------
Prime Quality Money Market Fund                                      0.65%
--------------------------------------------------------------------------------
Short-Term Bond Fund                                                 0.65%
--------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                             0.65%
--------------------------------------------------------------------------------
Small Cap Growth Stock Fund                                          1.15%
--------------------------------------------------------------------------------
Small Cap Value Equity Fund                                          1.15%
--------------------------------------------------------------------------------
Strategic Income Fund                                                0.85%
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                                         0.55%
--------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                                      1.15%
--------------------------------------------------------------------------------
U.S. Government Securities Fund                                      0.74%
--------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund                         0.65%
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                      0.65%
--------------------------------------------------------------------------------
Value Income Stock Fund                                              0.80%
--------------------------------------------------------------------------------
Vantage Fund                                                         1.60%
--------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                            0.65%
--------------------------------------------------------------------------------
Virginia Municipal Bond Fund                                         0.65%
--------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                                  0.40%
--------------------------------------------------------------------------------

For the period from commencement of operations to the fiscal periods ended May 31, 2002, 2001, and 2000, the Trust paid the following advisory fees:

----------------------------------------------------------------------------------------------------------------------
                FUND                                   FEES PAID ($)                          FEES WAIVED ($)
----------------------------------------------------------------------------------------------------------------------
                                            2002          2001         2000         2002          2001         2000
----------------------------------------------------------------------------------------------------------------------
Balanced Fund                            2,772,000     2,637,000    2,779,000       85,000       113,000      335,000
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund               16,284,000    16,198,000   21,951,000      288,000       458,000    1,750,000
----------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund               823,000       665,000      650,000       61,000        67,000      130,000
----------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund               666,000       558,000      524,000       50,000        58,000      113,000
----------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                   8,312,000     8,959,000    7,269,000            0             0        1,000
----------------------------------------------------------------------------------------------------------------------
High Income Fund #                         241,000        56,000        3,000       56,000        13,000        3,000
----------------------------------------------------------------------------------------------------------------------
Information and Technology Fund            772,000     1,536,000      469,000            0         5,000       69,000
----------------------------------------------------------------------------------------------------------------------
International Equity Fund                2,389,000     3,245,000    6,533,000            0         6,000       18,000
----------------------------------------------------------------------------------------------------------------------
International Equity Index Fund          1,970,000     2,465,000    1,359,000      208,000       261,000      190,000
----------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund               6,721,000     6,616,000    7,739,000      196,000       284,000      798,000
----------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund    1,286,000     1,094,000    1,176,000       59,000        64,000      109,000
----------------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund          23,000        14,000       11,000       45,000        36,000       31,000
----------------------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund               *            *             *            *            *             *
----------------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund          59,000        43,000       18,000       69,000        52,000       40,000
----------------------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund           111,000       100,000      111,000       94,000        85,000      102,000
----------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage
Securities Fund                            801,000       676,000      742,000       67,000        81,000      162,000
----------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund               280,000       190,000      186,000       39,000        33,000       42,000
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                      2,196,000     2,315,000    2,763,000       49,000        77,000      191,000
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                  627,000             *            *       55,000             *            *
----------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund         31,332,000    27,738,000   21,362,000    6,382,000     6,020,000    6,310,000
----------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                     1,755,000     1,214,000    1,110,000      138,000       120,000      185,000
----------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities
Fund                                       864,000       552,000      347,000       88,000        73,000       88,000
----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund              6,800,000     6,063,000    3,384,000            0        50,000       84,000
----------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund              5,714,000     3,005,000    3,363,000            0        21,000       76,000
----------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                      171,000             *            *       23,000             *            *
----------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund             5,338,000     4,695,000    3,098,000    1,172,000     1,084,000    1,060,000
----------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund          6,100,000    10,376,000    6,855,000            0        93,000      399,000
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund          1,422,000       981,000      670,000       65,000        59,000       88,000
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money
Market Fund                              5,955,000     4,023,000    2,564,000      957,000       683,000      537,000
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund          4,771,000     4,320,000    4,236,000      766,000       741,000      855,000
----------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                  6,380,000     7,155,000   13,106,000            0             0            0
----------------------------------------------------------------------------------------------------------------------
Vantage Fund                                52,000             *            *        3,000             *            *
----------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond
Fund                                     1,296,000     1,289,000    1,551,000            0        62,000            0
----------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund               448,000       378,000      280,000            0         6,000       20,000
----------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund      1,399,000     1,102,000    1,184,000            0             0        4,000
----------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

# Prior to March 28, 2000, advisory fees were paid by the predecessor to this Fund pursuant to an agreement between the ESC Strategic Funds and SunTrust Equitable Securities Corporation. The amounts listed for 2000 represent the advisory fees paid to and/or waived by Equitable Securities Corporation for the fiscal periods ending March 28, 2000.

         THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, Turner Funds, The Japan Fund, Inc. and Chartwell Dividend and Income Fund, Inc.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement") dated May 29, 1995, as amended. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days' written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

For the period from commencement of operations to the fiscal periods ended May 31, 2002, 2001, and 2000, the Funds paid the following administrative fees:

----------------------------------------------------------------------------------------------------------------------
                      FUND                                  FEES PAID ($)                     FEES WAIVED ($)
----------------------------------------------------------------------------------------------------------------------
                                                   2002         2001        2000       2002        2001        2000
----------------------------------------------------------------------------------------------------------------------
Balanced Fund                                     207,000     203,000     232,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                         993,000    1,013,000   1,458,000      0           0          0
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                      FUND                                  FEES PAID ($)                     FEES WAIVED ($)
----------------------------------------------------------------------------------------------------------------------
                                                   2002         2001        2000       2002        2001        2000
----------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                      94,000       79,000      85,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                      76,000       66,000      69,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                            636,000     697,000     572,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
High Income Fund #                                25,000       6,000         0          0           0          0
----------------------------------------------------------------------------------------------------------------------
Information and Technology Fund                   48,000       98,000      35,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                        644,000     652,000     817,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund             125,000     110,000     123,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
International Equity Fund                         132,000     182,000     371,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                   167,000     212,000     122,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                19,000       14,000      18,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund                        *           *           *          *           *          *
----------------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund                35,000       27,000      17,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                  57,000       52,000      56,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund     92,000       82,000      98,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                      34,000       24,000      25,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                               134,000     146,000     181,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                         37,000        *           *           0           *          *
----------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                 3,999,000   3,633,000   3,012,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                              201,000     144,000     141,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund          101,000     67,000      47,000        0           0          0
----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                       407,000     372,000     218,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                       342,000     184,000     212,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                             16,000        *           *           0           *          *
----------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                      816,000     735,000     535,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                   366,000     637,000     446,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                   138,000      98,000      73,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund      733,000     506,000     337,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                   587,000     545,000     579,000       0           0          0
----------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                           549,000     626,000    1,154,000      0           0          0
----------------------------------------------------------------------------------------------------------------------
Vantage Fund                                       2,000        *           *           0           *          *
----------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund         138,000    145,000     170,000        0           0          0
----------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                      47,000      41,000      36,000        0           0          0
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                      FUND                                  FEES PAID ($)                     FEES WAIVED ($)
----------------------------------------------------------------------------------------------------------------------
                                                   2002         2001        2000       2002        2001        2000
----------------------------------------------------------------------------------------------------------------------
Virginia Tax Free Money Market Fund               241,000     193,000     212,000       0           0          0
----------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

# Prior to March 28, 2000, administration fees were paid by the predecessor to this Fund pursuant to an agreement between the ESC Strategic Funds, Inc. and BISYS Fund Services. The amounts listed for 2000 represent the administration fees paid to and/or waived by Equitable Securities Corporation for the fiscal years ending March 28, 2000.

         THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated May 29, 1992 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is Oaks, Pennsylvania 19456. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor will receive no compensation for distribution of Trust Shares. In addition, the Investor Shares of the Funds have a distribution plan (the "Investor Plan"), the Flex Shares of the Funds have a distribution and service plan (the "Flex Plan") and the B Shares of the Funds have a distribution and service plan (the "B Plan").

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds.

For the the fiscal years ended May 31, 2002, 2001 and 2000, the aggregate sales charge payable to the Distributor with respect to the Investor Shares of the Funds were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                   FUND                       AGGREGATE SALES CHARGES PAYABLE TO            AMOUNT RETAINED BY
                                                        DISTRIBUTOR ($)                       DISTRIBUTOR ($)
                                             ---------------------------------------------------------------------------------------
                                                2002         2001         2000         2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                  23,000       25,000       36,000         0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                    1,220,000    1,539,000     1,984,000       0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                   5,000        5,000         6,000         0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                   5,000        5,000         6,000         0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                         95,000      104,000       100,000        0           0           0
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                      25,000       23,000       41,000         0           0           0
------------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                15,000       11,000       19,000         0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                     94,000       91,000       129,000        0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund          84,000       83,000       96,000         0           0           0
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                   FUND                       AGGREGATE SALES CHARGES PAYABLE TO            AMOUNT RETAINED BY
                                                        DISTRIBUTOR ($)                       DISTRIBUTOR ($)
                                             ---------------------------------------------------------------------------------------
                                                2002         2001         2000         2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities
Fund                                           3,000        2,000         4,000         0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                            47,000       57,000       72,000         0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund              3,842,000    3,431,000     1,973,000       0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                   128,000      163,000       56,000         0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                           11,000       4,000         4,000         0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund        5,000       4,000         5,000         0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                  336,000      269,000       194,000        0           0           0
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                28,000       8,000         8,000         0           0           0
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market
Fund                                          364,000      177,000       108,000        0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                       256,000      293,000       504,000        0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund      9,000        10,000       11,000         0           0           0
------------------------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund           399,000      266,000       51,000         0           0           0
------------------------------------------------------------------------------------------------------------------------------------

The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of Investor Shares:

------------------------------------------------------------------------------------------------------------------------------------
                       FUND(S)                              DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                                                          --------------------------------------------------------------------------
                                                                           $100,000         $250,000
                                                           Less than    but less than     but less than    $1,000,000
                                                           $100,000         $250,000        $1,000,000      and over
------------------------------------------------------------------------------------------------------------------------------------
Balanced,  Capital  Appreciation,  Florida  Tax-Exempt
Bond,  Georgia  Tax-Exempt  Bond,  Growth  and  Income
Fund,   Information  and   Technology,   International
Equity,  International Equity Index,  Investment Grade
Bond,   Investment  Grade  Tax-Exempt  Bond,   Mid-Cap
Equity,  Small Cap  Value  Equity,  Small  Cap  Growth
Stock,  U.S.  Government   Securities,   Value  Income
Stock, and Virginia Intermediate Municipal Bond Funds        3.75%           3.25%            2.50%           1.50%
------------------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                2.50%           1.75%            1.25%            0%
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                         2.00%           1.50%            1.00%            0%
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                     1.00%           0.79%            0.50%            0%
------------------------------------------------------------------------------------------------------------------------------------

For the fiscal years ended May 31, 2002, 2001 and 2000, the aggregate sales charge payable to the Distributor with respect to the Flex Shares of the Funds were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                 FUND                     AGGREGATE SALES CHARGE PAYABLE TO      AMOUNT RETAINED BY DISTRIBUTOR ($)
                                                   DISTRIBUTOR ($)
                                        --------------------------------------------------------------------------------------------
                                           2002         2001         2000         2002          2001         2000
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                             707,000      626,000      765,000         0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                1,067,000    1,138,000    1,528,000        0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund              177,000      104,000      127,000         0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund              157,000      102,000      113,000         0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                    837,000      658,000      497,000         0            0             0
------------------------------------------------------------------------------------------------------------------------------------
High Income Fund                          315,000      86,000        4,000          0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Information and Technology Fund           154,000      254,000      52,000          0            0             0
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 FUND                     AGGREGATE SALES CHARGE PAYABLE TO      AMOUNT RETAINED BY DISTRIBUTOR ($)
                                                   DISTRIBUTOR ($)
                                        --------------------------------------------------------------------------------------------
                                           2002         2001         2000         2002          2001         2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                 69,000       73,000       146,000         0            0             0
------------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund           41,000       40,000       32,000          0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                328,000      200,000      249,000         0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund     227,000      155,000      163,000         0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage
Securities Fund                           69,000       16,000       22,000          0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund              190,000      72,000       75,000          0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                       132,000      134,000      139,000         0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                 13,000          *            *            0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund           63,000       24,000       14,000          0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                      169,000      33,000       21,000          0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities
Fund                                      441,000      93,000       56,000          0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund               256,000      253,000      112,000         0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund               172,000      86,000       139,000         0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                     106,000         *            *            0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund          1,945,000    2,828,000    1,867,000        0            0             0
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund           314,000      99,000       104,000         0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                   602,000      672,000     1,321,000        0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Vantage Fund                               1,000          *            *            0            0             0
------------------------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund              114,000      58,000       62,000          0            0             0
------------------------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

         INVESTOR SHARES, FLEX SHARES AND B SHARES DISTRIBUTION PLANS

The Distribution Agreement and the Investor Plan adopted by the Trust provide that Investor Shares of the Funds will pay the Distributor fees of up to the following respective levels:

-----------------------------------------------------------------------------
FUND:                                              DISTRIBUTION FEE:
-----------------------------------------------------------------------------
Balanced Fund                                      0.28%
-----------------------------------------------------------------------------
Capital Appreciation Fund                          0.68%
-----------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                       0.18%
-----------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                       0.18%
-----------------------------------------------------------------------------
Growth and Income Fund                             0.25%
-----------------------------------------------------------------------------
International Equity Index Fund                    0.38%
-----------------------------------------------------------------------------
International Equity Fund                          0.33%
-----------------------------------------------------------------------------
Investment Grade Bond Fund                         0.43%
-----------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund              0.43%
-----------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund      0.23%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
FUND:                                              DISTRIBUTION FEE:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Mid-Cap Equity Fund                                0.43%
-----------------------------------------------------------------------------
Prime Quality Money Market Fund                    0.20%
-----------------------------------------------------------------------------
Short-Term Bond Fund                               0.23%
-----------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund           0.18%
-----------------------------------------------------------------------------
Small Cap Growth Stock Fund                        0.50%
-----------------------------------------------------------------------------
Tax-Exempt Money Market Fund                       0.15%
-----------------------------------------------------------------------------
U.S. Government Securities Money Market Fund       0.17%
-----------------------------------------------------------------------------
U.S. Government Securities Fund                    0.38%
-----------------------------------------------------------------------------
Value Income Stock Fund                            0.33%
-----------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund          0.15%
-----------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                0.40%
-----------------------------------------------------------------------------

The Distribution Agreement, the Flex Plan and the B Plan adopted by the Trust provide that Flex Shares and B Shares of each applicable Fund will pay the Distributor a fee of up to .75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Investor Shares, Flex Shares or B Shares shareholders or their customers who beneficially own Investor Shares, Flex Shares or B Shares. In addition, Flex Shares and B Shares are subject to a service fee of up to .25% of the average daily net assets of the Flex Shares and B Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding Shareholder communications from the Trust (such as proxies, Shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the Investor Plan, the Flex Plan and the B Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which Rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Investor Plan, the Flex Plan and the B Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested
Trustees. The Investor Plan, the Flex Plan and the B Plan require that quarterly written reports of amounts spent under the Investor Plan, the Flex Plan, and the B Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Investor Plan, the Flex Plan and the B Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of Flex Shares or B Shares, but Flex Shares and B Shares are subject to a contingent deferred sales charge if they are redeemed within one and five years, respectively, of purchase. Pursuant to the Distribution Agreement, the Flex Plan and the B Plan, Flex Shares and B Shares are subject to an ongoing distribution and service fee calculated on each Fund's aggregate average daily net assets attributable to its Flex Shares or B Shares.

For the fiscal years ended May 31, 2002, 2001 and 2000, the Funds paid the following amounts pursuant to the Investor Plan:

---------------------------------------------------------------------------------------------------------------------
                           FUND                                 DISTRIBUTION FEES - AMOUNT PAID OR REIMBURSED ($)
---------------------------------------------------------------------------------------------------------------------
                                                                   2002                2001               2000
---------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                      7,000              9,000              19,000
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                        1,061,000          1,343,000          1,686,000
---------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                                     (7,000)*               0                  0
---------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                                     (7,000)*               0                  0
---------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                            26,000              33,000             50,000
---------------------------------------------------------------------------------------------------------------------
International Equity Fund                                          6,000              7,000              28,000
---------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                                    2,000                0                7,000
---------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                        59,000              54,000             91,000
---------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                             62,000              60,000             74,000
---------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                    (10,000)*              0                1,000
---------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                               27,000              36,000             53,000
---------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                                  3,407,000          2,911,000          1,653,000
---------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                             (4,000)*               0                  0
---------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                         (8,000)*               0                  0
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock                                            58,000              80,000             32,000
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                                      264,000            204,000            145,000
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                                   17,000                0                  0
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund                      292,000            132,000             77,000
---------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                           233,000            268,000            502,000
---------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                        (12,000)*              0                  0
---------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                               167,000            100,000             26,000
---------------------------------------------------------------------------------------------------------------------

* The Distributor reimbursed the funds for other expenses.

For the fiscal years ended May 31, 2002, 2001 and 2000, the Funds paid the following amounts pursuant to the Flex Plan:

---------------------------------------------------------------------------------------------------------------------
                            FUND                                         DISTRIBUTION FEES - AMOUNT PAID ($)
---------------------------------------------------------------------------------------------------------------------
                                                                     2002               2001               2000
---------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                       677,000           596,000            727,000
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                          1,047,000         1,102,000          1,483,000
---------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                                        111,000            60,000             74,000
---------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                                        99,000             59,000             66,000
---------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                              648,000           515,000            371,000
---------------------------------------------------------------------------------------------------------------------
High Income Fund                                                    167,000            36,000             2,000
---------------------------------------------------------------------------------------------------------------------
Information and Technology Fund                                     104,000           204,000             51,000
---------------------------------------------------------------------------------------------------------------------
International Equity Fund                                           42,000             65,000            118,000
---------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                                     25,000             38,000             20,000
---------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                          254,000           147,000            184,000
---------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                               184,000           120,000            125,000
---------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                       26,000               0                  0
---------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                                        169,000            55,000             57,000
---------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                                 106,000           112,000            127,000
---------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                                            4,000               *                  *
---------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                                     59,000             15,000             8,000
---------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                                74,000             5,000                0
---------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                            159,000            21,000             9,000
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                                         231,000           230,000             95,000
---------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                                         136,000            56,000            103,000
---------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                               59,000               *                  *
---------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                                    1,844,000         2,732,000          1,796,000
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                                     260,000            71,000             56,000
---------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                             581,000           645,000           1,298,000
---------------------------------------------------------------------------------------------------------------------
Vantage Fund                                                           0                 *                  *
---------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                                        94,000             41,000             36,000
---------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling Investor and Flex shares, unless otherwise agreed upon by the Distributor and such broker-dealer.

---------------------------------------------------------------------------------------------------------------------
                                                                              ANNUAL FIRST YEAR
                                  ANNUAL PAYOUT 12(B)-1   INITIAL PAYMENT       PAYOUT 12(B)-1         ANNUAL PAYOUT
                                  EFFECTIVE IMMEDIATELY    - AT TIME OF            EFFECTIVE         12(B)-1 EFFECTIVE
              FUND                     (INVESTOR)          SALE (FLEX)       IMMEDIATELY (FLEX)     13TH MONTH (FLEX)
---------------------------------------------------------------------------------------------------------------------
             EQUITY
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation                      0.35%                0.25%                0.50%                 0.65%
---------------------------------------------------------------------------------------------------------------------
Balanced                                  0.20%                0.25%                0.50%                 0.65%
---------------------------------------------------------------------------------------------------------------------
Growth and Income                         0.20%                0.25%                0.45%                 0.60%
---------------------------------------------------------------------------------------------------------------------
Information and Technology                 N/A                 0.25%                0.50%                 0.65%
---------------------------------------------------------------------------------------------------------------------
International Equity                      0.25%                0.25%                0.45%                 0.60%
---------------------------------------------------------------------------------------------------------------------
International Equity Index                0.30%                0.25%                0.40%                 0.50%
---------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity                            0.30%                0.25%                0.45%                 0.60%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                              ANNUAL FIRST YEAR
                                  ANNUAL PAYOUT 12(B)-1   INITIAL PAYMENT       PAYOUT 12(B)-1         ANNUAL PAYOUT
                                  EFFECTIVE IMMEDIATELY    - AT TIME OF            EFFECTIVE         12(B)-1 EFFECTIVE
              FUND                     (INVESTOR)          SALE (FLEX)       IMMEDIATELY (FLEX)     13TH MONTH (FLEX)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity                       N/A                 0.25%                0.45%                 0.60%
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock                    0.35%                0.25%                0.50%                 0.65%
---------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity                     N/A                 0.25%                0.45%                 0.60%
---------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock                 N/A                 0.25%                0.45%                 0.60%
---------------------------------------------------------------------------------------------------------------------
Value Income Stock                        0.20%                0.25%                0.50%                 0.65%
---------------------------------------------------------------------------------------------------------------------
Vantage Fund                               N/A                 0.25%                0.40%                 0.60%
---------------------------------------------------------------------------------------------------------------------
          FIXED INCOME
---------------------------------------------------------------------------------------------------------------------
High Income                                N/A                 0.25%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond                   0.10%                0.15%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond                   0.10%                0.15%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                     0.20%                0.20%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond          0.20%                0.20%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
Limited Term Federal Mortgage
Securities                                0.15%                0.15%               0.20%                 0.25%
---------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond                    N/A                 0.15%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
Short Term Bond                           0.15%                0.10%               0.20%                 0.25%
---------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury
Securities                                0.10%                0.10%               0.20%                 0.25%
---------------------------------------------------------------------------------------------------------------------
Strategic Income                           N/A                 0.25%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                0.15%                0.20%               0.20%                 0.30%
---------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal
Bond                                      0.10%                 N/A                 N/A                   N/A
---------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond                    N/A                 0.15%               0.20%                 0.30%
-----------------------------------------------------------------------------------------------------------------------

* Initial Front End Sales Charge for Investor Share Class ranges from 3.75% maximum to .50% depending on Fund and breakpoints (outlined in prospectus).

         THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

         THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except for the International Equity, International Equity Index and Strategic Income Funds. The Bank of New York, One Wall Street, New York, NY 10286 serves as custodian for the International Equity, International Equity Index and Strategic Income Funds.

         INDEPENDENT PUBLIC ACCOUNTANTS

For the fiscal year ended May 31, 2002, PricewaterhouseCoopers LLP, 2001 Market Street, Philadelphia, PA 19103, served as independent public accountants for the Trust.

         LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

         TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Trust's 40 funds, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

THOMAS  GALLAGHER  (11/25/47)  -  Trustee -  President,  Genuine  Parts  Company
Wholesale  Distribution,   1970  to  the  present;  Director,  National  Service
Industries; Director, Oxford Industries.

F. WENDELL GOOCH (12/03/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981 to 1997; Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981 to 1997; President, H & W Distribution, Inc., 1984 to 1997; Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds; Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

JAMES O. ROBBINS (7/04/42) - Trustee - President and Chief Executive Officer, Cox Communications, Inc., 1983 to the present; Director, NCR; Director, Cox Communications.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995; Trustee, W.K. Kellogg Trust.

RICHARD W. COURTS, II (1/18/36) - Trustee* - Chairman of the Board, Atlantic Investment Company, 1970 to the present.

CLARENCE H. RIDLEY (6/03/42) - Trustee* - Chairman of the Board; Haverty Furniture Companies, 2001 to the present; Partner, King and Spaulding LLP (law firm), 1971 to 2000.

* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because his former law firm has a material business relationship with the parent to the Adviser.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met two times in the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met twenty-two times in the most recently completed fiscal year.

o NOMINATING COMMITTEE. The Trust has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met one time during the most recently completed fiscal year.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "Investment Adviser," the Board continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreements for another year.

Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Adviser's  profitability from its Fund-related  operations;
(h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Trustees, unanimously: (a) concluded that terms of the Agreements are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreements for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

--------------------------------------------------------------------------------
                                                       AGGREGATE DOLLAR RANGE OF
                                                                SHARES
NAME             DOLLAR RANGE OF FUND SHARES (FUND)*         (ALL FUNDS)*
--------------------------------------------------------------------------------
Courts
--------------------------------------------------------------------------------
Gallagher
--------------------------------------------------------------------------------
Gooch
--------------------------------------------------------------------------------
Ridley
--------------------------------------------------------------------------------
Robbins
--------------------------------------------------------------------------------
Walton
--------------------------------------------------------------------------------

*Valuation date is December 31, 2001.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

----------------------------------------------------------------------------------------------------------------------
                                                 Pension or Retirement   Estimated Annual    Total Compensation From
                                    Aggregate    Benefits Accrued as      Benefits Upon       the Trust and Fund
  Name of Person and Position     Compensation   Part of Fund Expenses      Retirement              Complex*
----------------------------------------------------------------------------------------------------------------------
Richard W. Courts, II, Trustee 1    $17,000               N/A                   N/A         $18,000 for services on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------
Thomas Gallagher, Trustee           $38,000               N/A                   N/A         $40,000 for services on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch,Trustee            $36,000               N/A                   N/A         $38,000 for services on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------
Wilton Looney, Trustee 2             $1,500               N/A                   N/A         $2,000 for services on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley, Trustee 1       $17,500               N/A                   N/A         $18,500 for services on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------
James Robbins, Trustee              $34,500               N/A                   N/A         $36,500 for services on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton, Trustee         $34,500               N/A                   N/A         $36,500 for services on
                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------

* The Trust is one of two investment companies in the "Fund Complex," in addition to the STI Classic Variable Trust.

(1)  Messrs. Courts and Ridley were appointed as Trustees on November 13, 2001.

(2)  Mr. Looney retired on August 21, 2001.

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers of some or all of the following: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset

Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, and Turner Funds, each of which is an open-end management investment company managed by SEI Investments Global Funds Services or its affiliates, and/or distributed by SEI Investments Distribution Co.

JAMES R. FOGGO (06/30/64) - President - Vice President and Assistant Secretary of SEI Investments since 1998; Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999; Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998; Associate, Baker & McKenzie (law firm), 1995 to 1998; Associate, Battle Fowler L.L.P. (law firm), 1993 to 1995; Operations Manager, The Shareholder Services Group, Inc., 1986 to 1990.

JENNIFER E. SPRATLEY, CPA (02/13/69) - Treasurer and Chief Financial Officer - Director, SEI Funds Accounting since November 1999; Audit Manager, Ernst & Young LLP, 1991 to 1999.

LYDIA GAVALIS (06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998; Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989 to 1998.

TIMOTHY D. BARTO (03/28/68) - Vice President and Secretary - Employed by SEI Investments since October 1999; Vice President and Assistant Secretary of the Administrator and Distributor since December 1999; Associate, Dechert Price & Rhoads, 1997 to 1999; Associate, Richter, Miller & Finn, 1994 to 1997.

TODD B. CIPPERMAN (02/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000; Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995 to 2000; Associate, Dewey Ballantine (law firm), 1994 to 1995; Associate, Winston & Strawn (law firm), 1991 to 1994.

CHRISTINE M. MCCULLOUGH (12/02/60) - Vice President and Assistant Secretary - Employed by SEI Investments since November 1, 1999; Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999; Associate, White & Williams LLP, 1991 to 1999; Associate, Montgomery, McCracken, Walker & Rhoads, 1990 to 1991.

WILLIAM E. ZITELLI, JR. (06/14/68) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000; Vice President, Merrill Lynch & Co. Asset Management Group, 1998 to 2000; Associate, Pepper Hamilton LLP, 1997 to 1998; Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol, 1995 to 1997.

SHERRY KAJDAN VETTERLEIN (06/22/62) - Vice President & Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since January 2001; Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992 to 2000.

JOHN C. MUNCH (05/07/71) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since November 2001; Associate at Howard Rice Nemorvoski Canady Falk & Rabkin, 1998 to 2001; Associate at Seward & Kissel, 1996 to 1998.

JOSIE C. ROSSON (03/23/53) - Vice President and Assistant Secretary - Vice President and Compliance Officer of Trusco Capital Management, Inc. since March 2000; Vice President and Compliance Officer of Crestar Bank, 1998 to 2000; Vice President and Compliance Officer of Signet Banking Corporation, 1994 to 1998.

         PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund's yield, effective yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

The performance of the Trust's Investor Shares and Flex Shares will normally be lower than for Trust Shares because Investor Shares and Flex Shares are subject to distribution, service, and certain transfer agent fees not charged to Trust
Shares. Because of their differing distribution expense arrangements, the performance of Flex Shares in comparison to Investor Shares will vary depending upon the investor's investment time horizon.

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

         COMPUTATION OF YIELD

                  SEVEN-DAY YIELD

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield =

[(Base Period Return + 1)365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Tax-Exempt Money Market Fund's "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

                   TAX EQUIVALENT YIELD  =  (E) +T ( 1-P)
                                           ----


                   E = the portion of the yield which is tax-exempt P = stated income tax rate T = the portion of the yield which is taxable

For the seven-day period ended May 31, 2002, the Money Market Funds' current effective and tax equivalent yields were as follows:


-----------------------------------------------------------------------------------------------------------------
                                                                                                 SEVEN-DAY TAX
                                             SEVEN-DAY        SEVEN-DAY        SEVEN-DAY TAX      EQUIVALENT
                               CLASS OF        YIELD       EFFECTIVE YIELD       EQUIVALENT     EFFECTIVE YIELD
           FUND                 SHARES          (%)              (%)             YIELD (%)            (%)
-----------------------------------------------------------------------------------------------------------------
Prime Quality Money Market   Trust             1.49              1.50               N/A               N/A
Fund
                             ------------------------------------------------------------------------------------
                             Investor          1.31              1.32               N/A               N/A
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market      Trust             0.99              1.00               1.61              1.63
Fund
                             ------------------------------------------------------------------------------------
                             Investor          0.87              0.87               1.42              1.42
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities   Trust             1.46              1.47               N/A               N/A
Money Market Fund
                             ------------------------------------------------------------------------------------
                             Investor          1.31              1.32               N/A               N/A
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market   Trust             1.28              1.29               N/A               N/A
Fund
-----------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money      Trust             1.08              1.08               1.76              1.76
Market Fund
                             ------------------------------------------------------------------------------------
                             Investor          0.90              0.91               1.47              1.48
-----------------------------------------------------------------------------------------------------------------

The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

         30-DAY YIELD

The Bond, Short-Term U.S. Treasury, Tax-Exempt Bond, Equity Funds and Life Vision Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended May 31, 2002, yields on the Funds other than the money market funds were as follows:

-----------------------------------------------------------------------------------------------------------------
FUND                                                     CLASS OF SHARES                YIELD (%)
-----------------------------------------------------------------------------------------------------------------
Balanced Fund                                            Trust Shares                   1.77
                                                         --------------------------------------------------------
                                                         Investor Shares                1.41
                                                         --------------------------------------------------------
                                                         Flex Shares                    0.71
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                Trust Shares                   0
                                                         --------------------------------------------------------
                                                         Investor Shares                0
                                                         --------------------------------------------------------
                                                         Flex Shares                    0
-----------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                             Trust Shares                   3.33
                                                         --------------------------------------------------------
                                                         Investor Shares                3.01
                                                         --------------------------------------------------------
                                                         Flex Shares                    2.64
-----------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                             Trust Shares                   3.13
                                                         --------------------------------------------------------
                                                         Investor Shares                2.81
                                                         --------------------------------------------------------
                                                         Flex Shares                    2.43
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                   Trust Shares                   0.71
                                                         --------------------------------------------------------
                                                         Investor Shares                0.50
                                                         --------------------------------------------------------
                                                         Flex Shares                    0
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                         Trust Shares                   8.46
                                                         --------------------------------------------------------
                                                         Flex Shares                    7.89
-----------------------------------------------------------------------------------------------------------------
Information and Technology Fund                          Trust Shares                   0
                                                         --------------------------------------------------------
                                                         Flex Shares                    0
-----------------------------------------------------------------------------------------------------------------
International Equity Fund                                Trust Shares                   0
                                                         --------------------------------------------------------
                                                         Investor Shares                0
                                                         --------------------------------------------------------
                                                         Flex Shares                    0
-----------------------------------------------------------------------------------------------------------------
International Equity Index Fund                          Trust Shares                   0
                                                         --------------------------------------------------------
                                                         Investor Shares                0
                                                         --------------------------------------------------------
                                                         Flex Shares                    0
-----------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                               Trust Shares                   5.49
                                                         --------------------------------------------------------
                                                         Investor Shares                4.89
                                                         --------------------------------------------------------
                                                         Flex Shares                    4.60
-----------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                    Trust Shares                   1.84
                                                         --------------------------------------------------------
                                                         Investor Shares                1.38
                                                         --------------------------------------------------------
                                                         Flex Shares                    0.96
-----------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund            Trust Shares                   4.69
                                                         --------------------------------------------------------
                                                         Investor Shares                4.25
                                                         --------------------------------------------------------
                                                         Flex Shares                    4.16
-----------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                             Trust Shares                   3.40
                                                         --------------------------------------------------------
                                                         Flex Shares                    2.48
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                      Trust Shares                   0
                                                         --------------------------------------------------------
                                                         Investor Shares                0
                                                         --------------------------------------------------------
                                                         Flex Shares                    0
-----------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                                Trust Shares                   0.32
                                                         --------------------------------------------------------
                                                         Flex Shares                    0
-----------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                     Trust Shares                   4.08
                                                         --------------------------------------------------------
                                                         Investor Shares                3.78
                                                         --------------------------------------------------------
                                                         Flex Shares                    3.56
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
FUND                                                     CLASS OF SHARES                YIELD (%)
-----------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                 Trust Shares                   2.10
                                                         --------------------------------------------------------
                                                         Investor Shares                1.92
                                                         --------------------------------------------------------
                                                         Flex Shares                    1.70
-----------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                              Trust Shares                   0
                                                         --------------------------------------------------------
                                                         Investor Shares                0
                                                         --------------------------------------------------------
                                                         Flex Shares                    0
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                              Trust Shares                   0.69
                                                         --------------------------------------------------------
                                                         Flex Shares                    0
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                    Trust Shares                   6.29
                                                         --------------------------------------------------------
                                                         Flex Shares                    5.71
-----------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                          Trust Shares                   0
                                                         --------------------------------------------------------
                                                         Flex Shares                    0
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                          Trust Shares                   5.11
                                                         --------------------------------------------------------
                                                         Investor Shares                4.52
                                                         --------------------------------------------------------
                                                         Flex Shares                    4.19
-----------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                  Trust Shares                   1.15
                                                         --------------------------------------------------------
                                                         Investor Shares                0.74
                                                         --------------------------------------------------------
                                                         Flex Shares                    0.03
-----------------------------------------------------------------------------------------------------------------
Vantage Fund                                             Trust Shares                   0
                                                         --------------------------------------------------------
                                                         Flex Shares                    0
-----------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                Trust Shares                   3.28
                                                         --------------------------------------------------------
                                                         Investor Shares                3.13
-----------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                             Trust Shares                   3.58
                                                         --------------------------------------------------------
                                                         Flex Shares                    2.66
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
LIFE VISION FUND                                         CLASS OF SHARES                YIELD (%)
-----------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                       Trust Shares                   0
-----------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund                       Trust Shares                   0.54
-----------------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                         Trust Shares                   0.85
-----------------------------------------------------------------------------------------------------------------

The Tax-Exempt Bond Funds' "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

                    TAX EQUIVALENT YIELD  =  (E) +T (1-P)
                                             ---

                    E = the portion of the yield which is tax-exempt P = stated income tax rate T = the portion of the yield which is taxable

Tax equivalent yields assume the payment of federal income taxes at a rate of 38.60%, for the Georgia Tax-Exempt Bond Fund, Georgia income taxes at a rate of 6.00%, for the Maryland Municipal Bond Fund, Maryland taxes at a rate of 4.80%, and for the Virginia Intermediate Municipal and Virginia Municipal Bond Funds, Virginia taxes at a rate of 5.75%.

For the 30-day period ended May 31, 2002, the tax-equivalent yields for the Trust Shares were as follows: for the Florida Tax-Exempt Bond Fund 5.37%, Georgia Tax-Exempt Bond Fund 5.65%, Investment

Grade Tax-Exempt Bond Fund 3.00%, Maryland Municipal Bond Fund 6.01%, Virginia Intermediate Municipal Bond Fund 5.89%, and Virginia Municipal Bond Fund 6.43%.

For the 30-day period ended May 31, 2002, the tax-equivalent yields for the Investor Shares of the Tax-Exempt Funds were as follows: for the Florida Tax-Exempt Bond Fund 4.91%, Georgia Tax-Exempt Bond Fund 5.07%, Investment Grade Tax-Exempt Bond Fund 2.25%, and Virginia Intermediate Municipal Bond Fund 5.62%.

For the 30-day period ended May 31, 2002, the tax-equivalent yields for the Flex Shares of the Tax-Exempt Funds were as follows: for the, Florida Tax-Exempt Bond Fund 4.30%, Georgia Tax-Exempt Bond Fund 4.39%, Investment Grade Tax-Exempt Bond Fund 1.56% Maryland Municipal Bond Fund 4.38%, and Virginia Municipal Bond Fund 4.78%.

         CALCULATION OF TOTAL RETURN

TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVD, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATVD = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVDR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATVDR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

HISTORICAL PERFORMANCE. The average annual total return (before taxes) for each fund, and the total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for the Tax Sensitive Growth Stock Fund was as follows for the one-year, five-year, ten-year and since inception periods ended May 31, 2002.

---------------------------------------------------------------------------------------------------------------------------
                      FUND (INCEPTION DATE)                                    AVERAGE ANNUAL TOTAL RETURN (%)

---------------------------------------------------------------------------------------------------------------------------
                                                                      ONE YEAR      FIVE YEAR    TEN YEARS       SINCE
                                                                                                               INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Balanced Fund                    Trust Shares (01/03/94)               (3.29)         7.29           *            9.08
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales          (7.21)         6.13           *            8.20
                                 Load (01/03/94)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares -Without Sales        (3.57)         6.95           *            8.70
                                 Load (01/03/94)
                                 ------------------------------------------------------------------------------------------
                                 Flex Share - With Sales Load          (6.18)         6.14           *            8.71
                                 (06/14/95)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (4.33)         6.14           *            8.71
                                 (06/14/95)
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund        Trust Shares (07/01/92)               (11.06)        7.32           *           11.53
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales          (14.99)        5.83           *           10.72
                                 Load (06/09/92)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales       (11.68)        6.65           *           11.15
                                 Load  (06/09/92)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (13.79)        6.14           *           11.31
                                 (06/01/95)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (12.05)        6.14           *           11.31
                                 (06/01/95)
---------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund     Trust Shares (01/25/94)                5.88          5.86           *            5.78
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           1.70          4.83           *            5.08
                                 Load (01/18/94)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        5.66          5.63           *            5.56
                                 Load  (01/18/94)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          3.15          5.14           *            5.06
                                 (06/01/95)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       5.15          5.14           *            5.06
                                 (06/01/95)
---------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund     Trust Shares (01/18/94)                5.81          5.38           *            4.74
---------------------------------------------------------------------------------------------------------------------------
                                      S-56

---------------------------------------------------------------------------------------------------------------------------
                      FUND (INCEPTION DATE)                                    AVERAGE ANNUAL TOTAL RETURN (%)

---------------------------------------------------------------------------------------------------------------------------
                                                                      ONE YEAR      FIVE YEAR    TEN YEARS       SINCE
                                                                                                               INCEPTION
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           1.66          4.37           *            4.07
                                 Load (01/19/94)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        5.58          5.17           *            4.55
                                 Load (01/19/94)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          3.07          4.67           *            4.53
                                 (06/06/95)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       5.07          4.67           *            4.53
                                 (06/06/95)
---------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund           Trust Shares (09/26/92)               (7.80)         7.05           *           11.43
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Load           (11.42)        6.11           *           10.37
                                 (05/07/93)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Load        (7.97)         6.93           *           10.84
                                 (05/07/93)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Load               (10.52)        6.15           *           10.99
                                 (04/05/95)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Load            (8.69)         6.15           *           10.99
                                 (04/05/95)
---------------------------------------------------------------------------------------------------------------------------
High Income Fund                 Trust Shares (10/03/01)                 N/A            *            *            N/A
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (0.43)         1.16           *            3.04
                                 (05/04/94)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       1.46          1.16           *            3.04
                                 (05/04/94)
---------------------------------------------------------------------------------------------------------------------------
Information and Technology Fund  Trust Shares (09/30/99)               (39.58)          *            *           (7.77)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Load               (41.42)          *            *           (8.62)
                                 (01/24/00)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Load            (40.23)          *            *           (8.62)
                                 (01/24/00)
---------------------------------------------------------------------------------------------------------------------------
International Equity Fund        Trust Shares (12/01/95)               (8.64)         0.33           *            9.17
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales          (12.29)       (0.80)          *            8.25
                                 Load (01/02/96)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales       (8.90)        (0.04)          *            8.81
                                 Load (01/02/96)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (11.42)       (0.75)          *            8.17
                                 (01/02/96)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (9.61)        (0.75)          *            8.17
                                 (01/02/96)
---------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund  Trust Shares (06/06/94)               (12.43)        2.84           *            4.19
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales          (15.92)        1.62           *            3.26
                                 Load (06/06/94)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales       (12.65)        2.40           *            3.76
                                 Load (06/06/94)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (15.00)        1.74           *            3.30
                                 (06/08/95)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (13.27)        1.74           *            3.30
                                 (06/08/95)
---------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund       Trust Shares (07/16/92)                5.18          6.29           *            6.27
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           0.86          5.07           *            5.53
                                 Load (06/11/92)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        4.81          5.88           *            5.94
                                 Load (06/11/92)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          2.27          5.37           *            5.07
                                 (06/07/95)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       4.27          5.37           *            5.07
                                 (06/07/95)
---------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt      Trust Shares (10/21/93)                7.15          6.50           *            6.30
Bond Fund

---------------------------------------------------------------------------------------------------------------------------
                      FUND (INCEPTION DATE)                                    AVERAGE ANNUAL TOTAL RETURN (%)

---------------------------------------------------------------------------------------------------------------------------
                                                                      ONE YEAR      FIVE YEAR    TEN YEARS       SINCE
                                                                                                               INCEPTION
---------------------------------------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           2.74          5.23           *            6.51
                                 Load (06/09/92)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        6.71          6.05           *            6.92
                                 Load (06/09/92)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          4.21          5.54           *            5.55
                                 (06/01/95)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       6.21          5.54           *            5.55
                                 (06/01/95)
---------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage    Trust Shares (06/06/94)                7.53          6.32           *            6.31
Securities Fund
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           4.45          5.49           *            5.80
                                 Load (07/18/94)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        7.16          6.04           *            6.15
                                 Load (07/18/94)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          4.83          5.70           *            5.49
                                 (06/07/95)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       6.83          5.70           *            5.49
                                 (06/07/95)
---------------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund     Trust Shares (03/01/96)                5.80          5.66           *            4.78
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          2.84          4.73           *            4.71
                                 (04/25/96)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       4.84          4.73           *            4.71
                                 (04/25/96)
---------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund              Trust Shares (02/02/94)               (10.59)        4.06           *            8.30
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales          (14.30)        2.80           *            7.29
                                 Load (01/31/94)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales       (11.00)        3.58           *            7.78
                                 Load (01/31/94)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (13.31)        2.96           *            7.02
                                 (06/05/95)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (11.54)        2.96           *            7.02
                                 (06/05/95)
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund        Trust Shares (11/30/01)                 N/A            *            *            N/A
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load           N/A            *            *            N/A
                                 (11/30/01)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load        N/A            *            *            N/A
                                 (11/30/01)
---------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund  Trust Shares (06/08/02)                2.29          4.65           *            4.41
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares (06/08/92)             2.11          4.47           *            4.23
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares (10/04/99)                 1.36            *            *            3.40
---------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund             Trust Shares (03/15/93)                4.29          5.70           *            5.40
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           2.06          5.11           *            4.91
                                 Load (03/22/93)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        4.19          5.53           *            5.15
                                 Load (03/22/93)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          1.76          5.17           *            5.04
                                 (06/20/95)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       3.75          5.17           *            5.04
                                 (06/20/95)
---------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury         Trust Shares (03/15/93)                4.69          5.46           *            5.05
Securities Fund
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           3.42          5.07           *            4.76
                                 Load (03/18/93)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        4.44          5.28           *            4.88
                                 Load (03/18/93)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          2.29          5.09           *            4.92
                                 (06/22/95)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                      FUND (INCEPTION DATE)                                    AVERAGE ANNUAL TOTAL RETURN (%)

---------------------------------------------------------------------------------------------------------------------------
                                                                      ONE YEAR      FIVE YEAR    TEN YEARS       SINCE
                                                                                                               INCEPTION
---------------------------------------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       4.29          5.09           *            4.92
                                 (06/22/95)
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund      Trust Shares (10/08/98)               (5.55)           *            *           19.20
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales          (9.38)           *            *           17.66
                                 Load (12/12/99)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales       (5.86)           *            *           18.90
                                 Load (12/12/99)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (8.36)           *            *           17.99
                                 (10/08/98)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (6.50)           *            *           17.99
                                 (10/08/98)
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund      Trust Shares (01/31/97)                20.06         9.32           *           15.93
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          16.92         8.20           *           15.16
                                 (06/06/97)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       18.92         8.20           *           15.16
                                 (06/06/97)
---------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund            Trust Shares (11/30/01)                 N/A            *            *            N/A
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load           N/A            *            *            N/A
                                 (11/30/01)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load        N/A            *            *            N/A
                                 (11/30/01)
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund     Trust Shares (06/08/92)                1.38          2.81           *            2.77
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares (06/08/92)             1.26          2.69           *            2.65
---------------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund  Trust Shares (12/11/98)               (13.05)        4.47           *            9.00
                                 ------------------------------------------------------------------------------------------
                                 AFTER-TAX ON DISTRIBUTIONS            (13.05)         N/A           *           (2.74)
                                 (TRUST SHARES)
                                 ------------------------------------------------------------------------------------------
                                 AFTER-TAX ON DISTRIBUTIONS AND        (8.01)          N/A           *           (2.17)
                                 REDEMPTION (TRUST SHARES)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (15.70)        3.73           *            8.40
                                 (12/15/98)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (13.98)        3.73           *            8.40
                                 (12/15/98)
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities       Trust Shares (06/08/92)                2.25          4.45           *            4.25
Money Market Fund
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares  (06/08/92)            2.11          4.30           *            4.10
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund  Trust Shares (08/01/94)                7.90          7.05           *            6.91
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           3.49          5.80           *            5.91
                                 Load (06/09/94)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        7.47          6.61           *            6.42
                                 Load (06/09/94)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          5.06          6.13           *            5.52
                                 (06/07/95)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       7.06          6.13           *            5.52
                                 (06/07/95)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund  Trust Shares (02/18/87)                1.96          4.32          4.14          5.09
---------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund          Trust Shares (02/12/93)               (3.68)         6.11         11.76         12.93
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales          (7.73)         4.90         10.92         12.25
                                 Load (02/17/93)
---------------------------------------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales       (4.14)         5.70         11.35         12.60
                                 Load (02/17/93)
---------------------------------------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load         (6.73)         4.93         10.90         12.24
                                 (06/01/95)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load      (4.82)         4.93         10.90         12.24
                                 (06/01/95)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                      FUND (INCEPTION DATE)                                    AVERAGE ANNUAL TOTAL RETURN (%)

---------------------------------------------------------------------------------------------------------------------------
                                                                      ONE YEAR      FIVE YEAR    TEN YEARS       SINCE
                                                                                                               INCEPTION
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Vantage Fund                     Trust Shares (11/30/01)                 N/A            *            *            N/A
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load           N/A            *            *            N/A
                                 (03/11/02)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load        N/A            *            *            N/A
                                 (03/11/02)
---------------------------------------------------------------------------------------------------------------------------
Virginia Intermediate            Trust Shares (01/11/93)                5.52          5.01           *            4.88
Municipal Bond Fund
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - With Sales           1.47          4.22           *            4.18
                                 Load (05/05/93)
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares - Without Sales        5.47          5.02           *            4.63
                                 Load (05/05/93)
---------------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund     Trust Shares (04/04/95)                5.90          5.34           *            5.40
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - With Sales Load          2.93          4.40           *            4.42
                                 (04/04/95)
                                 ------------------------------------------------------------------------------------------
                                 Flex Shares - Without Sales Load       4.93          4.40           *            4.42
                                 (04/04/95)
---------------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market   Trust Shares (06/15/89)                1.44          2.80          2.70          3.25
Fund
                                 ------------------------------------------------------------------------------------------
                                 Investor Shares (05/05/93)             1.27          2.70           *            2.67
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------


                                                                                  AVERAGE ANNUAL TOTAL RETURN (%)
                                                                       ----------------------------------------------------

              LIFE VISION FUND (INCEPTION DATE)                                       FIVE                        SINCE
                                                                       ONE YEAR       YEARS      TEN YEARS      INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Life Vision  Aggressive  Growth  Trust Shares (06/30/97)                (6.96)        6.15           *            9.35
Fund
                                 ------------------------------------------------------------------------------------------
                                 B Shares (03/__/03)                      *             *            *              *
---------------------------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund    Trust Shares                             *             *            *              *
                                 ------------------------------------------------------------------------------------------
                                 B Shares (03/__/03)                      *             *            *              *
---------------------------------------------------------------------------------------------------------------------------
Life  Vision  Growth and Income  Trust Shares (06/30/97)                (2.97)        6.57           *            8.50
Fund
                                 ------------------------------------------------------------------------------------------
                                 B Shares (03/__/03)                      *             *            *              *
---------------------------------------------------------------------------------------------------------------------------
Life  Vision   Moderate  Growth  Trust Shares (06/30/97)                (1.52)        6.19           *            7.79
Fund
                                 ------------------------------------------------------------------------------------------
                                 B Shares (03/__/03)                      *             *            *              *
---------------------------------------------------------------------------------------------------------------------------

* An asterisk indicates that the Fund was not in operation for the entire period.

         PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

While the Trust does not accept cash as payment for Fund shares, it is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.

If determined to be in the best interests of shareholders, the Trust also reserves the right to impose a redemption fee of up to 2% on Market Times as described in the Trust's prospectuses payable directly to the Fund.

         DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one-half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

         TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the Federal tax treatment of a Fund or its shareholders, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX

This discussion of Federal income tax considerations is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income,
(ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the Federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations). The board reserve the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. The Vantage Fund expects to invest a significant portion of its portfolio in such securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

The Bond Funds and Money Market Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. In general, the Bond Funds and Money Market Funds do not expect to realize net-long term capital gains because the Bond Funds and the portion of such Funds' distributions are expected to be eligible for the corporate dividends received deduction.

Gains and losses on the sale of a Money Market Fund's portfolio securities and unrealized appreciation or depreciation in the value of such securities may require a Fund to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under- or over- distributions of net investment income.

The Equity Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Equity Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund's portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

If a shareholder that is a tax-exempt investor (E.G., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income ("UBTI"). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

Sale, Redemption or Exchange of Fund Shares
-------------------------------------------

Sales,   redemptions  and  exchanges  of  Fund  shares  are  generally   taxable
transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds their shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

With respect to the Money Market Funds, because each Fund seeks to maintain a stable $1.00 net asset value per share, you should not expect to realize a capital gain or loss upon redemption or exchange of your Fund shares.

Tax-Exempt Funds
----------------

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, such Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in their prospectuses, the Tax-Exempt Money Market Fund, the Virginia Tax-Free Money Market Fund, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Distributions of exempt-interest dividends may result in additional federal income tax consequences to shareholders in tax-exempt funds. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of a tax-exempt fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U. S. will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of a tax-exempt fund.

Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The Funds will make annual reports to shareholders of the federal income tax status of all distributions.

In  certain  cases,  a Fund will be  required  to  withhold,  at the  applicable witholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service ("IRS") if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or
(4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to Investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisor regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the International Equity Index and International Equity Funds meet the Distribution Requirement, and if more than 50% of the value of each such Fund's total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If either of the two above-mentioned Funds make the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity Index and International Equity Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (I.E., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (I.E., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

         FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

BROKERAGE TRANSACTIONS. The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the Fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

For the fiscal years ended May 31, 2002, 2001 and 2000, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

--------------------------------------------------------------------------------------------------------------
                                                  AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID ($)
                        FUND                             2002                2001                 2000
--------------------------------------------------------------------------------------------------------------
Balanced Fund                                          347,574              318,692              721,707
--------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                             2,962,862            2,834,653            6,562,103
--------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                            7,494                 N/A                 1,800
--------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                            5,061                 N/A                   0
--------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                2,103,432            2,006,043            1,520,932
--------------------------------------------------------------------------------------------------------------
High Income Fund                                        2,000                  0                    3
--------------------------------------------------------------------------------------------------------------
Information and Technology Fund (formerly
E-Commerce Opportunity Fund)                          2,142,579            1,213,863             191,269
--------------------------------------------------------------------------------------------------------------
International Equity Fund                             1,404,641            1,074,564            5,076,703
--------------------------------------------------------------------------------------------------------------
International Equity Index Fund                        358,549              267,113              606,700
--------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                              44,758                N/A                19,989
--------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                   80,565                N/A                 6,409
--------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund           8,134                 N/A                 3,623
--------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                            1,218                 N/A                   0
--------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                    458,284              405,454              826,022
--------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                              516,020                 *                    *
--------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                        220,347                N/A                226,376
--------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                    7,234                 N/A                   0
--------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                3,639                 N/A                   0
--------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                           1,165,793            1,179,524            1,007,234
--------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                           1,475,533            1,216,168             879,037
--------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                    802                   *                    *
--------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                            29,400                N/A                   0
--------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                        922,329             1,454,576             778,609
--------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                         5,112                 N/A                   0
--------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund           157,937                N/A                188,047
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                        320,083                N/A                331,610
--------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                               1,554,061            2,409,152            3,356,918
--------------------------------------------------------------------------------------------------------------
Vantage Fund                                           433,513                 *                    *
--------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund               5,758                 N/A                   0
--------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                            1,711                 N/A                   0
--------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                     8,685                 N/A                   0
--------------------------------------------------------------------------------------------------------------

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the
availability  of  securities  or  purchasers  or  sellers  of  securities;   (2)
furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds' paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

--------------------------------------------------------------------------------
       FUND                                             TOTAL DOLLAR AMOUNT OF
                       TOTAL DOLLAR AMOUNT OF           TRANSACTIONS INVOLVING
                     BROKERAGE COMMISSIONS FOR         BROKERAGE COMMISSIONS FOR
                       RESEARCH SERVICES ($)             RESEARCH SERVICES ($)
--------------------------------------------------------------------------------
STI Classic Funds          2,650,297.81                    1,417,730,064.31
--------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended May 31, 2000, 2001 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PERCENTAGE OF TOTAL
                                       AGGREGATE DOLLAR AMOUNT OF        PERCENTAGE OF TOTAL         BROKERAGE TRANSACTIONS
                                      BROKERAGE COMMISSIONS PAID TO  BROKERAGE COMMISSIONS PAID   EFFECTED THROUGH AFFILIATED
                                          AFFILIATED BROKERS ($)      TO AFFILIATED BROKERS (%)           BROKERS (%)
                                     -------------------------------------------------------------------------------------------
                 FUND                    2002       2001       2000    2002        2001    2000     2002        2001     2000
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                           22,701     10,146     10,348   6.53        3.09    1.40     49.80      20.05     8.60
--------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund               50,843     18,644     48,837   1.72        0.07    0.70     36.59      29.16     4.40
--------------------------------------------------------------------------------------------------------------------------------
Florida-Tax Exempt Bond Fund            7,494      1,445      1,800     100        100     100       100        100      100
--------------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund            5,061       303         3       100        100     100       100        100      100
--------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                  22,938       0         623     1.09         0      0.40     25.95        0      33.50
--------------------------------------------------------------------------------------------------------------------------------
High Income Fund                        2,000       507         5       100        100     100       100        100      100
--------------------------------------------------------------------------------------------------------------------------------
Information and Technology Fund
(formerly E-Commerce Opportunity
Fund)                                   3,226      4,226      2,203    0.15         0      1.20    13.37       9.17     3.40
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund               4,747        0          0      0.34         0       0       2.10         0        0
--------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund         6,013        0          0      1.68         0       0       0.62         0        0
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund             44,758     24,802     19,989     100        100     100       100        100      100
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond
Fund                                   80,565     5,436      6,409      100        100     100      100        100       100
--------------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage
Securities Fund                         8,134     4,935      3,623      100        100     100      100        100       100
--------------------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund            1,218       N/A         0       100        N/A      0        100        N/A       0
--------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                     12,971     8,000      4,278    2.83        1.94    0.50     30.65      27.78    28.60
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund               4,850       N/A        N/A      0.94        N/A     N/A     14.70       N/A       N/A
--------------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund       220,347    104,046    226,376     100        100     100      100        100       100
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                    7,234       N/A         0       100        N/A      0        100        N/A       0
--------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury
Securities Fund                         3,639       N/A         0        100        N/A      0       100        N/A        0
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund             17,884     5,890      1,927    1.21        0.05    0.20     10.37      10.58    12.10
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund             68,387     10,269     4,817    5.87        0.09    0.50     28.01      14.29     7.50
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                    802        N/A        N/A       100        N/A     N/A     14.45       N/A       N/A
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund            29,400      N/A         0        100        N/A      0       100        N/A        0
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund          5,112        0         0        100        N/A      0       100        N/A        0
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PERCENTAGE OF TOTAL
                                       AGGREGATE DOLLAR AMOUNT OF        PERCENTAGE OF TOTAL         BROKERAGE TRANSACTIONS
                                      BROKERAGE COMMISSIONS PAID TO  BROKERAGE COMMISSIONS PAID   EFFECTED THROUGH AFFILIATED
                                          AFFILIATED BROKERS ($)      TO AFFILIATED BROKERS (%)           BROKERS (%)
                                     -------------------------------------------------------------------------------------------
                 FUND                    2002       2001       2000    2002        2001    2000     2002        2001     2000
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money
Market Fund                           157,937    239,522    188,047     100        100     100      100        100       100
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund       320,083    329,522    331,610     100        100     100      100        100       100
--------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                50,767     31,848     60,581    3.22       1.30    1.80     47.71      34.39    43.20
--------------------------------------------------------------------------------------------------------------------------------
Vantage Fund                            606        N/A        N/A      0.14        N/A     N/A      9.24       N/A       N/A
--------------------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal
Bond Fund                              4,953       N/A         0       86.02       N/A      0      57.54       N/A        0
--------------------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund           1,711       N/A         0        100        N/A      0       100        N/A        0
--------------------------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund    8,685       N/A         0        100        N/A      0       100        N/A        0
--------------------------------------------------------------------------------------------------------------------------------

* For most Fixed Income Funds, transactions in repurchase agreements, which are generally traded through an affiliated broker-dealer, are the only transactions that result in the payment of commission. Therefore, it might appear, based on the percentage of commissions paid, that all of the Fixed Income Fund's portfolio transactions are made through affiliated broker-dealers. Nonetheless, transactions in repurchase agreements make up only a small part of a Fixed Income Fund's portfolio transactions.

1 These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co., the Trust's principal underwriter.

SECURITIES OF "REGULAR BROKER-DEALERS." SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. As of May 31, 2002, the STI Classic Balanced Fund held $34,095,000 of repurchase agreements with UBS Warburg, $2,546,000 of Goldman Sachs notes, $1,258,000 of JP Morgan Chase notes, $2,659,000 of Merrill Lynch notes, $2,494,000 of Morgan Stanley notes, and $3,649,000 of Salomon Smith Barney notes. The STI Classic Capital Appreciation Fund held $28,457,000 of repurchase agreements with UBS Warburg. The STI Classic Growth and Income Fund held $14,249,000 of Merrill Lynch common stock. The STI Classic High Income Fund held $11,000 of repurchase agreements with Morgan Stanley. The STI Classic Investment Grade Bond Fund held $17,946,000 par value of Morgan Stanley Dean Witter notes, $26,062,000 of Salomon Smith Barney notes, $9,363,000 of JP Morgan Chase notes, $17,818,000 of Goldman Sachs notes, $19,943,000 of Merrill Lynch notes, $20,162,000 of repurchase agreements with Greenwich, and $11,801,000 of repurchase agreements with UBS Warburg. The STI Classic Limited-Term Federal Mortgage Securities Fund held $10,379,000 of repurchase agreements with Morgan Stanley. The STI Classic Mid-Cap Equity Fund held $17,943,000 of repurchase agreements with UBS Warburg. The STI Classic Mid-Cap Value Fund held $21,349,000 of repurchase agreements with UBS Warburg. The STI Classic Prime Quality Money Market Fund held $50,368,000 of repurchase agreements with JP Morgan Chase, $141,418,000 of repurchase agreements and notes with Lehman Brothers, $27,280,000 of repurchase agreements with Paribas, $234,634,000 of repurchase agreements and notes with UBS Warburg, $134,918,000 of Morgan Stanley Dean Witter notes, $100,000,000 of Credit Suisse First Boston notes, and $4,004,000 of Goldman Sachs notes. The STI Classic Short-Term Bond Fund held $2,180,00 of repurchase agreements with Morgan Stanley. The STI Classic Small Cap Value Equity Fund held $53,014,000 of repurchase agreements with Morgan Stanley. The STI Classic Tax-Sensitive Growth Stock Fund held $4,377,000 of repurchase agreements with Morgan Stanley and $2,716,000 of JP Morgan Chase common stock. The STI Classic U.S. Government Securities Money Market Fund held $19,161,000 of repurchase agreements with Merrill Lynch, $74,390,000 of repurchase agreements with JP Morgan Chase, $64,433,000 of repurchase agreements with UBS Warburg, $39,332,000 of repurchase agreements with Lehman Brothers, and $18,761,000 of repurchase agreements with Paribas. The STI Classic U.S. Treasury Money Market Fund held $182,446,000 of repurchase agreements with JP Morgan Chase, $41,788,000 of repurchase agreements with Deutsche Bank, $203,357,000 of repurchase agreements with Dresdner, $41,072,000 of repurchase agreements with Lehman Brothers, $40,032,000 of repurchase agreements with Bear Stearns, $42,315,000 of repurchase agreements with Paribas, $41,680,000 of repurchase agreements with Salomon Smith Barney, and $33,165,000 of repurchase agreements with UBS Warburg. The STI Classic Value Income Stock Fund held $23,214,000 of repurchase agreements with UBS Warburg, $59,399,000 of repurchase agreements with Greenwich Capital, $12,267,000 of JP Morgan Chase common stock, $7,656,000 of Morgan Stanley Dean Witter common stock, $4,608,000 of Merrill Lynch common stock.

         PORTFOLIO TURNOVER RATE

Portfolio  turnover  rate  is  defined  under  SEC  rules  as the  value  of the
securities   purchased  or  securities  sold,  excluding  all  securities  whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold most of their investments in short-term options and futures contracts, which are excluded for purposes of computing portfolio turnover. Because each Fund's portfolio turnover rate to a great extent will depend on the hedging and investment activity of the Adviser, it is very difficult to estimate what the Fund's actual turnover rate will be in the future, although it is expected to be high. For the Funds' two most recently completed fiscal periods ended May 31, 2002 and 2001, the portfolio turnover rate for each of the non-money market Funds was as follows:

---------------------------------------------------------------------------------------------------------
                                                                              TURNOVER RATE (%)
                                                                    -------------------------------------
           FUND                                                        2002                  2001
---------------------------------------------------------------------------------------------------------
Balanced Fund                                                           95                    99
---------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                               75                    75
---------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                                            91                    59
---------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                                            23                    21
---------------------------------------------------------------------------------------------------------
Growth and Income Fund                                                  68                    73
---------------------------------------------------------------------------------------------------------
High Income Fund                                                        59                    10
---------------------------------------------------------------------------------------------------------
Information and Technology Fund                                       1,102                  750
---------------------------------------------------------------------------------------------------------
International Equity Fund                                              102                    68
---------------------------------------------------------------------------------------------------------
International Equity Index Fund                                         35                    13
---------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                             123                   131
---------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                                  311                   285
---------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                                     101                   202
---------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund                                           *                     *
---------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund                                     166                   286
---------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                                       202                   247
---------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                          410                   532
---------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                                            45                    42
---------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                                     87                   100
---------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                                               30                    *
---------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                                   142                    87
---------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                               117                    87
---------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                                            100                   112
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                            TURNOVER RATE (%)
                                                                   --------------------------------------
                FUND                                                   2002                  2001
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Small Cap Value Equity  Fund                                            29                    86
---------------------------------------------------------------------------------------------------------
Strategic Income Fund                                                   43                    *
---------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                                         69                   103
---------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                                        262                   207
---------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                                 60                    77
---------------------------------------------------------------------------------------------------------
Vantage Fund                                                          1,063                   *
---------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                               33                    32
---------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                                            38                    60
---------------------------------------------------------------------------------------------------------

* Not in operation during the period.

         DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

         VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

         SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Investor held personally liable for the obligations of the Trust.

         LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

         CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code" and together the "Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

         5% AND 25% SHAREHOLDERS

As of September 18, 2002, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.




---------------------------- ----------------------------------- ---------------------- -------------- ---------------
FUND                         NAME AND ADDRESS                      NUMBER OF SHARES                      % OF CLASS
                                                                                            CLASS
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
Balanced Fund                Trustman                               1,682,848.9440          Trust          9.49%
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
                             Mail Center 3144
                             PO Box 105870
                             Atlanta, GA  30348-5870
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                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
                             FASCORP Recordkeeper
Balanced Fund                8515 E Orchard Rd. #2T2                14,473,867.3480         Trust          81.62%
                             Greenwood Village, CO
                             8011-5037
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                             NFSC FEBO # G1F-031682
                             NFS/FMTC Roll IRA
Balanced Fund                FBO Charles K. Newman                    77,830.8820         Investor         11.37%
                             1301 Costley Mill Rd. NE
                             Conyers, GA  30013-1127
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---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Capital Appreciation Fund    Mail Center 3144                       23,319,860.9770         Trust          23.94%
                             PO Box 105870
                             Atlanta, GA  30348-5870
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---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Capital Appreciation Fund    Mail Center 3144                       23,097,373.5000         Trust          23.71%
                             PO Box 105870
                             Atlanta, GA  30348-5870
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---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Capital Appreciation Fund    Mail Center 3144                       16,709,561.0740         Trust          17.15%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Capital Appreciation Fund    Mail Center 3144                       11,779,664.6470         Trust          12.09%
                             PO Box 105870
                             Atlanta, GA  30348-5870
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---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
                             FASCORP Recordkeeper
Capital Appreciation Fund    8515 E Orchard Rd. #2T2                20,110,752.1110         Trust          20.64%
                             Greenwood Village, CO
                             8011-5037
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                             Nationwide Insurance Company Trust
                             c/o IPO Portfolio Accounting
Capital Appreciation Fund    PO Box 182029                           963,303.7790         Investor         7.09%
                             Columbus, OH  43218-2029
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                             Trustman
                             SunTrust Banks
Florida Tax-Exempt Bond      Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       1,380,167.9070          Trust          12.03%
                             PO Box 105870
                             Atlanta, GA  30348-5870
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---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Florida Tax-Exempt Bond      Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       4,731,188.9910          Trust          41.26%
                             PO Box 105870
                             Atlanta, GA  30348-5870
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---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Florida Tax-Exempt Bond      Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       5,356,618.7110          Trust          46.71%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Mildred Meinhart Rast
Florida Tax-Exempt Bond      821 Lake Port Blvd.
Fund                         Apt. # A404                              37,722.5720         Investor         7.96%
                             Leesburg, FL  34748-7698
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # F1F-037850
                             Walter W. Stephens
Florida Tax-Exempt Bond      Jill Stephens                           167,763.0330         Investor         35.40%
Fund                         3063 Temple Trl
                             Winter Park, FL  32789-1167
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Georgia Tax-Exempt Bond      Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       1,472,916.6680          Trust          16.68%
                             PO Box 105870
                             Atlanta, GA  30348-5870
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---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Georgia Tax-Exempt Bond      Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       6,551,275.4690          Trust          73.91%
                             PO Box 105870
                             Atlanta, GA  30348-5870
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---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Georgia Tax-Exempt Bond      Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                        834,243.1160           Trust          9.41%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             John L. Conyers
Georgia Tax-Exempt Bond      124 Etowah Drive                         14,524.8920         Investor         5.93%
Fund                         Cartersville, GA  30120-3730
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # T9F-000922
                             Thomas O. Duff Jr.
Georgia Tax-Exempt Bond      PO Box 143                               28,957.5290         Investor         11.82%
Fund                         Lookout Mountain, TN
                              37350-0143
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # G1R-162566
Georgia Tax-Exempt Bond      M C Tatro
Fund                         5360 Deer Run Drive                      54,651.6860         Investor         22.32%
                             Conyers, GA  30094-4706
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # G1R-237060
                             Robert A. Minchin
Georgia Tax-Exempt Bond      Margaret I. Minchin                      12,832.7480         Investor         5.24%
Fund                         1570 Kinglet Lane
                             Marietta, GA  30062-2848
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # G1R-167924
Georgia Tax-Exempt Bond      James A. Dixon
Fund                         7005 Carlisle Ln                        112,240.4050           Flex           7.79%
                             Alpharetta, GA  30022-5145
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # G1R-007838
Georgia Tax-Exempt Bond      Francis E. Cook
Fund                         1210 Peachtree Rd.                       99,696.8130           Flex           6.92%
                             Augusta, GA  30909-3822
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # G5R-000159
                             John Dennard Miller
Georgia Tax-Exempt Bond      Hazel M. Miller                          90,085.3130           Flex           6.25%
Fund                         6 Priority Rd.
                             Savannah, GA  31411-1731
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Growth & Income Fund         Mail Center 3144                       9,273,840.6600          Trust          18.22%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Growth & Income Fund         Mail Center 3144                       11,949,384.3460         Trust          23.47%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Growth & Income Fund         Mail Center 3144                       19,948,519.8610         Trust          39.19%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Growth & Income Fund         Mail Center 3144                       6,180,433.8170          Trust          12.14%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
                             FASCORP Recordkeeper
Growth & Income Fund         8515 E Orchard Rd. #2T2                3,159,841.1640          Trust          6.21%
                             Greenwood Village, CO
                             8011-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Nationwide Insurance Company Trust
                             c/o IPO Portfolio Accounting
Growth & Income Fund         PO Box 182029                           267,164.3870         Investor         9.79%
                             Columbus, OH  43218-2029
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
High Income Fund             Mail Center 3144                       2,705,341.7620          Trust          49.72%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
High Income Fund             Mail Center 3144                       2,274,978.1670          Trust          41.81%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
High Income Fund             Mail Center 3144                        461,279,6670           Trust          8.48%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Information & Technology     Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                        776,350.2560           Trust          30.62%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Information & Technology     Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                        998,009.4970           Trust          39.36%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Information & Technology     Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                        459,455.5150           Trust          18.12%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
Information & Technology     FASCORP Recordkeeper
Fund                         8515 E Orchard Rd. #2T2                 301,868.9640           Trust          11.90%
                             Greenwood Village, CO
                             8011-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
International Equity Fund    Mail Center 3144                       9,149,139.3180          Trust          36.73%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
International Equity Fund    Mail Center 3144                       8,640,367.2320          Trust          34.69%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
International Equity Fund    Mail Center 3144                       5,440,201.1930          Trust          21.84%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
                             FASCORP Recordkeeper
International Equity Fund    8515 E Orchard Rd. #2T2                1,520,857.8760          Trust          6.11%
                             Greenwood Village, CO
                             8011-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Nationwide Insurance Company Trust
                             c/o IPO Portfolio Accounting
International Equity Fund    PO Box 182029                           132,424.1330         Investor         18.39%
                             Columbus, OH  43218-2029
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
International Equity Index   Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       13,892,797.2980         Trust          47.63%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
International Equity Index   Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       4,110,025.6900          Trust          14.09%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
International Equity Index   Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       2,235,757.3530          Trust          7.66%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             State Street Bank and Trust Co.
International Equity Index   FBO:  Emory University Endowment
Fund                         1 Enterprise Drive                     7,550,095.3500          Trust          25.88%
                             Quincy, MA  02171-2126
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # WXW-000108
International Equity Index   Judith C. Worland
Fund                         635 Walsing Drive                        40,856.1740         Investor         7.67%
                             Richmond, VA  23229-8136
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Investment Grade Bond Fund   Mail Center 3144                       14,999,320.6970         Trust          18.49%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Investment Grade Bond Fund   Mail Center 3144                       21,924,601.6150         Trust          27.03%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Investment Grade Bond Fund   Mail Center 3144                       26,467,099.3140         Trust          32.63%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Investment Grade Bond Fund   Mail Center 3144                       4,427,512.9950          Trust          5.46%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
                             FASCORP Recordkeeper
Investment Grade Bond Fund   8515 E Orchard Rd. #2T2                12,617,561.0970         Trust          15.55%
                             Greenwood Village, CO
                             8011-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Nationwide Insurance Company Trust
                             C/O IPO Portfolio Accounting
Investment Grade Bond Fund   PO Box 182029                           518,371.8350         Investor         19.98%
                             Columbus, OH  43218-2029
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Investment Grade             Mutual Fund Reconciliation Unit
Tax-Exempt Bond Fund         Mail Center 3144                       2,214,755.2320          Trust          15.44%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Investment Grade             Mutual Fund Reconciliation Unit
Tax-Exempt Bond Fund         Mail Center 3144                       8,048,422.9220          Trust          56.11%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Investment Grade             Mutual Fund Reconciliation Unit
Tax-Exempt Bond Fund         Mail Center 3144                       4,079,997.8880          Trust          28.45%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Marion G. Nelson
Investment Grade Bond Fund   PO Box 2531                             100,000.0000         Investor         5.62%
                             Panama City, FL  32402-2531
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Life Vision Aggressive       Mutual Fund Reconciliation Unit
Growth Fund                  Mail Center 3144                        327,115.1070           Trust          9.83%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
Life Vision Aggressive       FASCORP Recordkeeper
Growth Fund                  8515 E Orchard Rd. #2T2                2,990,786.1290          Trust          89.90%
                             Greenwood Village, CO
                             80111-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Life Vision Growth and       Mutual Fund Reconciliation Unit
Income Fund                  Mail Center 3144                       1,172,231.4450          Trust          16.34%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
Life Vision Growth and       FASCORP Recordkeeper
Income Fund                  8515 E Orchard Rd. #2T2                5,968,072.2700          Trust          83.20%
                             Greenwood Village, CO
                             80111-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Life Vision Moderate         Mutual Fund Reconciliation Unit
Growth Fund                  Mail Center 3144                       1,793,468.4690          Trust          17.69%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
Life Vision Moderate         FASCORP Recordkeeper
Growth Fund                  8515 E Orchard Rd. #2T2                8,298,884.6200          Trust          81.88%
                             Greenwood Village, CO
                             80111-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Limited-Term Federal         Mutual Fund Reconciliation Unit
Mortgage Securities Fund     Mail Center 3144                       8,209,389.0380          Trust          38.92%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Limited-Term Federal         Mutual Fund Reconciliation Unit
Mortgage Securities Fund     Mail Center 3144                       7,016,568.9620          Trust          33.26%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Limited-Term Federal         Mutual Fund Reconciliation Unit
Mortgage Securities Fund     Mail Center 3144                       4,893,807.6260          Trust          23.20%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Nationwide Insurance Company
                             Trust
Limited-Term Federal         c/o IPO Portfolio Accounting             80,519.9050         Investor         11.03%
Mortgage Securities Fund     PO Box 182029
                             Columbus, OH  43218-2029
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # FFR-060925
                             Meshulam Zonis Revoc Trust
Limited-Term Federal         Meshulam Zonis
Mortgage Securities Fund     U/A 08/22/2002                           97,068.2740         Investor         13.30%
                             3801 NE 207th St. Apt. 2802
                             Miami, FL  33180-3788
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # A1F-685950
Limited-Term Federal         Bedford Weaving
Mortgage Securities Fund     PO Box 449                              193,536.4890         Investor         26.51%
                             Bedford, VA  24523-0449
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # F4R-818836
                             NFS/FMTC IRA
Limited-Term Federal         FBO Stephen F Emerson                    38,379.0980         Investor         5.26%
Mortgage Securities Fund     22950 Jacobson Rd
                             Brooksville, FL 34601-4807
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Maryland Municipal Bond      Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                        773,918.0060           Trust          22.05%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Maryland Municipal Bond      Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       2,293,396.1860          Trust          65.36%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Maryland Municipal Bond      Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                        288,323.1440           Trust          8.22%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund          Mail Center 3144                       5,866,994.7340          Trust          37.72%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund          Mail Center 3144                       3,613,038.1420          Trust          23.23%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund          Mail Center 3144                       3,875,605.6420          Trust          24.92%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
                             FASCORP Recordkeeper
Mid-Cap Equity Fund          8515 E Orchard Rd. #2T2                1,307,661.3610          Trust          8.41%
                             Greenwood Village, CO
                             80111-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Anthony R. Gray
Mid-Cap Equity Fund          460 Virginia Drive                       65,522.9130         Investor         5.14%
                             Winter Park, FL  32789-5805
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Nationwide Insurance Company Trust
                             C/O IPO Portfolio Accounting
Mid-Cap Equity Fund          PO Box 182029                           171,158.0010         Investor         13.43%
                             Columbus, OH  43218-2029
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Mid Cap Value Equity Fund    Mail Center 3144                       3,361.649.1570          Trust          28.49%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Mid Cap Value Equity Fund    Mail Center 3144                       5,247,869.8180          Trust          44.47%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Mid Cap Value Equity Fund    Mail Center 3144                       2,754,066.2590          Trust          23.34%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank
                             Attn:  Susan Grider
Prime Quality Money Market   Mail Center 3133                     3,511,525,622.1600        Trust          91.19%
Fund                         PO Box 105504
                             Atlanta, GA  30348-5504
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
Prime Quality Money Market   FASCORP Recordkeeper
Fund                         8515 E Orchard Rd. #2T2               239,803,930.3500         Trust          6.23%
                             Greenwood Village, CO
                             80111-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             National Finance Services Corp.
                             For Exclusive Benefit of our Cust.
Prime Quality Money Market   Attn:  Mutual Funds Dept.
Fund                         One World Financial Center           1,891,763,898.7360      Investor         97.17%
                             200 Liberty St., Fl. 5
                             New York, NY  10281-5500
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Short-Term Bond Fund         Mail Center 3144                       4,898,979.9400          Trust          15.64%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Short-Term Bond Fund         Mail Center 3144                       16,018,975.8720         Trust          51.13%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Short-Term Bond Fund         Mail Center 3144                       5,592,734.4900          Trust          17.85%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Short-Term Bond Fund         Mail Center 3144                       2,283,228.0180          Trust          7.32%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
                             FASCORP Recordkeeper
Short-Term Bond Fund         8515 E Orchard Rd. #2T2                1,868,785.8920          Trust          5.96%
                             Greenwood Village, CO
                             80111-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Nationwide Insurance Company Trust
                             c/o IPO Portfolio Accounting
Short-Term Bond Fund         PO Box 182029                            69,344.6570         Investor         17.86%
                             Columbus, OH  43218-2029
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # G1R-255289
                             NFS/FMTC Roll IRA
Short-Term Bond Fund         FBO W H Massey                           47,827.6300         Investor         12.32%
                             2740 Woods Ridge Drive
                             Alphararetta, GA  30022-4828
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # 01W-184462
                             Homer Martha Gudelsky Fam
Short-Term Bond Fund         FNDTN Inc                               283,062.6270           Flex           9.08%
                             11900 Tech Rd.
                             Silver Spring, MD  20904-1910
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Short-Term US Treasury       Mutual Fund Reconciliation Unit
Securities Fund              Mail Center 3144                       1,155,277.3200          Trust          10.02%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Short-Term US Treasury       Mutual Fund Reconciliation Unit
Securities Fund              Mail Center 3144                       5,744,101.2280          Trust          49.82%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Short-Term US Treasury       Mutual Fund Reconciliation Unit
Securities Fund              Mail Center 3144                       2,120,900.3000          Trust          18.39%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             CENCO
Short-Term US Treasury       AMG 7th Floor
Securities Fund              PO Box 10566                           1,754,833.5130          Trust          15.22%
                             Birmingham, AL  35296-0566
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
Short-Term US Treasury       FASCORP Recordkeeper
Securities Fund              8515 E Orchard Rd. #2T2                 755,560.4750           Trust          6.55%
                             Greenwood Village, CO
                             80111-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Nationwide Insurance Company Trust
Short-Term US Treasury       C/O IPO Portfolio Accounting
Securities Fund              PO Box 182029                           187,156.9330         Investor         17.72%
                             Columbus, OH  43218-2029
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # F1F-065110
                             William Kitchen
Short-Term US Treasury       SunTrust Bank
Securities Fund              Collateral Acct.                         91,043.1360         Investor         8.62%
                             8815 Southern Breeze Dr.
                             Orlando, FL  32836-5034
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # TAR-062880
                             Morristown Power System
Short-Term US Treasury       Attn:  Clark H. Rucker                  100,191.1300         Investor         9.49%
Securities Fund              441 W Main St.
                             Morristown, TN  37814-4615
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # F1F-082171
                             W Jeptha Thornton
Short-Term US Treasury       Ingrid Thornton                         147,158.0090         Investor         13.93%
Securities Fund              1017 Temple Grv.
                             Winter Park, FL  32789-2714
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Small Cap Growth Stock Fund  Mail Center 3144                       15,566,247.7590         Trust          45.16%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Small Cap Growth Stock Fund  Mail Center 3144                       7,094,801.2330          Trust          20.58%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Small Cap Growth Stock Fund  Mail Center 3144                       4,642,633.9350          Trust          13.47%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Small Cap Growth Stock Fund  Mail Center 3144                        4,118,451.9780         Trust          11.95%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
                             FASCORP Recordkeeper
Small Cap Growth Stock Fund  8515 E Orchard Rd. #2T2                2,163,576.1810          Trust          6.28%
                             Greenwood Village, CO
                             80111-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Nationwide Insurance Company Trust
                             C/O IPO Portfolio Accounting
Small Cap Growth Stock Fund  PO Box 182029                           137,091.0880         Investor         10.56%
                             Columbus, OH  43218-2029
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Small Cap Value Equity Fund  Mail Center 3144                       16,776,472.2840         Trust          44.25%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Small Cap Value Equity Fund  Mail Center 3144                       11,857,840.3370         Trust          31.28%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Small Cap Value Equity Fund  Mail Center 3144                       4,711,364.6540          Trust          12.43%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
                             FASCORP Recordkeeper
Small Cap Value Equity Fund  8515 E Orchard Rd. #2T2                3,494,572.2150          Trust          9.22%
                             Greenwood Village, CO
                             80111-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Strategic Income Fund        Mail Center 3144                        971,424.5710           Trust          17.45%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Strategic Income Fund        Mail Center 3144                       2,884,256.9150          Trust          51.82%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Strategic Income Fund        Mail Center 3144                       1,600,166.5480          Trust          28.75%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank
                             Attn:  Susan Grider
Tax-Exempt Money Market      Mail Center 3133                      667,264,119.1500         Trust          99.97%
Fund                         PO Box 105504
                             Atlanta, GA  30348-5504
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             National Finance Services Corp.
                             For Exclusive Benefit of our Cust.
Tax-Exempt Money Market      Attn:  Mutual Funds Dept.
Fund                         One World Financial Center            234,699,866.6500       Investor         97.81%
                             200 Liberty St., Fl. 5
                             New York, NY  10281-5500
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Tax Sensitive Growth Stock   Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       1,507,924.7720          Trust          16.47%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Tax Sensitive Growth Stock   Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       3,799,225.6900          Trust          41.50%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Tax Sensitive Growth Stock   Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       3,501,720.3350          Trust          38.25%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
US Government Securities     Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       3,075,841.3200          Trust          15.09%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
US Government Securities     Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       8,213,268.2210          Trust          40.29%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
US Government Securities     Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       5,315,000.7880          Trust          26.08%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
US Government Securities     FASCORP Recordkeeper
Fund                         8515 E Orchard Rd. #2T2                3,221,080.1400          Trust          15.80%
                             Greenwood Village, CO
                             80111-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank
                             Attn:  Susan Grider
US Government Securities     Mail Center 3133                      839,119,833.0500         Trust          87.51%
Money Market Fund            PO Box 105504
                             Atlanta, GA  30348-5504
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
US Government Securities     FASCORP Recordkeeper
Money Market Fund            8515 E Orchard Rd. #2T2               119,775,145.1560         Trust          12.49%
                             Greenwood Village, CO
                             80111-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             National Finance Services Corp.
                             For Exclusive Benefit of our Cust.
US Government Securities     Attn:  Mutual Funds Dept.
Money Market Fund            One World Financial Center            223,632,843.9800       Investor         93.49%
                             200 Liberty St., Fl. 5
                             New York, NY  10281-5500
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank
                             Attn:  Susan Grider
US Treasury Securities       Mail Center 3133                      973,152,731.4900         Trust          98.36%
Money Market Fund            PO Box 105504
                             Atlanta, GA  30348-5504
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Value Income Stock Fund      Mail Center 3144                       28,303,895.5850         Trust          44.55%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Value Income Stock Fund      Mail Center 3144                       8,829,020.7350          Trust          13.90%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Value Income Stock Fund      Mail Center 3144                       6,759,246.1880          Trust          10.64%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank TTEE
                             FBO Various Benefit Plans
                             FASCORP Recordkeeper
Value Income Stock Fund      8515 E Orchard Rd. #2T2                11,890,642.5810         Trust          18.71%
                             Greenwood Village, CO
                             80111-5037
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Nationwide Insurance Company Trust
                             C/O IPO Portfolio Accounting
Value Income Stock Fund      PO Box 182029                           444,713.9130         Investor         6.55%
                             Columbus, OH  43218-2029
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Vantage Fund                 Mail Center 3144                         42,763.6640           Trust          5.23%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Vantage Fund                 Mail Center 3144                        683,323.3650           Trust          83.53%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
                             Mutual Fund Reconciliation Unit
Vantage Fund                 Mail Center 3144                         92,004.9300           Trust          11.25%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # TAF-000167
                             Harold Lambert TTEE
Vantage Fund                 Lambert Fam Char Remiander Tr            9,438.2610            Flex           8.05%
                             1211 S. Heritage Dr.
                             Maryville, TN  37803-6413
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # TAF-000167
                             Harold Lambert TTEE
Vantage Fund                 Lambert Fam Char Remiander Tr            9,532.8880            Flex           8.13%
                             1211 S. Heritage Dr.
                             Maryville, TN  37803-6413
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             NFSC FEBO # GBR-030511
                             NFS/FMTC IRA
Vantage Fund                 FBO Douglas J. Houser                    29,137.5290           Flex           24.84%
                             76 Grandwater Dr.
                             Suwanee, GA  30024-5420
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Virginia Intermediate        Mutual Fund Reconciliation Unit
Municipal Bond Fund          Mail Center 3144                       5,399,567.5960          Trust          27.15%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Virginia Intermediate        Mutual Fund Reconciliation Unit
Municipal Bond Fund          Mail Center 3144                       13,387,567.7820         Trust          67.33%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Donaldson Lufkin Jenrette
Virginia Intermediate        Securities Corporation Inc.
Municipal Bond Fund          PO Box 2052                              41,797.5920         Investor         5.82%
                             Jersey City, NJ  07303-2052
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Virginia Municipal Bond      Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                        247,840.1360           Trust          5.43%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Virginia Municipal Bond      Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       2,492,237.8870          Trust          54.56%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             Trustman
                             SunTrust Banks
Virginia Municipal Bond      Mutual Fund Reconciliation Unit
Fund                         Mail Center 3144                       1,768,822.2710          Trust          38.72%
                             PO Box 105870
                             Atlanta, GA  30348-5870
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             SunTrust Bank
                             Attn:  Susan Grider
Virginia Tax-Free Money      Mail Center 3133                      224,890,880.2700         Trust          91.14%
Market Fund                  PO Box 105504
                             Atlanta, GA  30348-5504
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
                             STI Classic VA Tax Free
Virginia Tax-Free Money      Attn:  Cindy Gay
Market Fund                  303 Peachtree St, Fl. 24               21,648,103.0600         Trust          8.77%
                             Atlanta, GA  30308-3201
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
---------------------------- ----------------------------------- ---------------------- -------------- ---------------
Virginia Tax-Free Money      National Finance Services Corp.       104,683,755.7900       Investor        100.00%
                             For Exclusive Benefit of our Cust.
                             Attn:  Mutual Funds Dept.
Market Fund                  One World Financial Center
                             200 Liberty St., Fl. 5
                             New York, NY  10281-5500
---------------------------- ----------------------------------- ---------------------- -------------- ---------------





         FINANCIAL STATEMENTS

The financial statements for the STI Classic Fund's fiscal year ended May 31, 2002, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference, except for the Financial Highlights of the STI Classic International Equity Fund, STI Classic Mid-Cap Equity Fund and STI Classic Vantage Fund, which statements are included herein and reflect the correction of clerical errors that were contained in such financial statements. A copy of the 2002 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                                    APPENDIX

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

              -   Leading market positions in well-established industries.

              -   High rates of return on funds employed.

              - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

              - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

              - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

              - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

              - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P
---

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's
-------

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch
-----

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson
-------

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.
                                      A-4

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS FOR THE PERIODS ENDED MAY 31, FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                      NET ASSET                  NET REALIZED AND   DISTRIBUTIONS
                        VALUE         NET       UNREALIZED GAINS      FROM NET        DISTRIBUTIONS     NET ASSET
                      BEGINNING    INVESTMENT       (LOSSES)          INVESTMENT      FROM REALIZED     VALUE END      TOTAL
                      OF PERIOD   INCOME (LOSS)   ON INVESTMENTS        INCOME        CAPITAL GAINS     OF PERIOD     RETURN+
                     ---------    -------------  ---------------   ---------------- ---------------   ------------    --------
INTERNATIONAL EQUITY FUND
Trust Shares
           2002        $10.19       $ 0.19            $(1.07)          $   --           $   --          $ 9.31         (8.64)%
           2001         12.56           --             (1.22)           (0.04)           (1.11)          10.19        (10.79)
           2000         12.97        (0.10)             1.42            (0.07)           (1.66)          12.56         10.58
           1999         15.00           --             (1.14)           (0.05)           (0.84)          12.97         (7.43)
           1998         13.63         0.04              2.69            (0.04)           (1.32)          15.00         21.87
Investor Shares
           2002        $10.11       $ 0.14            $(1.04)          $   --           $   --          $ 9.21        (8.90)%
           2001         12.47        (0.02)            (1.23)              --            (1.11)          10.11        (11.13)
           2000         12.89        (0.11)             1.37            (0.02)           (1.66)          12.47         10.15
           1999         14.92        (0.09)            (1.10)              --            (0.84)          12.89         (7.82)
           1998         13.58         0.02              2.64               --            (1.32)          14.92         21.39
Flex Shares
           2002        $ 9.68       $ 0.04            $(0.97)          $   --           $   --          $ 8.75         (9.61)%
           2001         12.06        (0.16)            (1.11)              --            (1.11)           9.68        (11.71)
           2000         12.58        (0.32)             1.46               --            (1.66)          12.06          9.38
           1999         14.68        (0.29)            (0.97)              --            (0.84)          12.58         (8.48)
           1998         13.47         0.07              2.46               --            (1.32)          14.68         20.54
MID CAP EQUITY FUND
Trust Shares
           2002        $10.95      $  0.01 (3)        $(1.17) (3)      $   --           $   --          $ 9.79        (10.59)%
           2001         14.10        (0.03)            (0.61)              --            (2.51)          10.95         (6.92)
           2000         12.68        (0.04)             2.32               --            (0.86)          14.10         19.10
           1999         13.79         0.01              0.07               --            (1.19)          12.68          1.61
           1998         13.21           --              2.54               --            (1.96)          13.79         21.14
Investor Shares
           2002        $10.64       $(0.03)           $(1.14)          $   --           $   --          $ 9.47        (11.00)%
           2001         13.82        (0.05)            (0.62)              --            (2.51)          10.64         (7.34)
           2000         12.50        (0.19)             2.37               --            (0.86)          13.82         18.55
           1999         13.67        (0.06)             0.08               --            (1.19)          12.50          1.17
           1998         13.17        (0.03)             2.49               --            (1.96)          13.67         20.56
Flex Shares
           2002        $10.14       $ 0.02  (3)       $(1.19) (3)      $   --           $   --          $ 8.97        (11.54)%
           2001         13.35        (0.07)            (0.63)              --            (2.51)          10.14         (7.88)
           2000         12.17        (0.22)             2.26               --            (0.86)          13.35         17.87
           1999         13.42        (0.14)             0.08               --            (1.19)          12.17          0.56
           1998         13.04        (0.04)             2.38               --            (1.96)          13.42         19.80
VANTAGE FUND
Trust Shares
           2002 (1)    $10.00       $(0.03)           $(0.32)           $  --           $   --          $ 9.65         (3.50)%
Flex Shares
           2002 (2)    $10.49       $(0.02) (3)       $(0.83)           $  -- (3)       $   --          $ 9.64         (8.10)% (3)


 + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) Trust shares were offered beginning on November 30, 2001. All ratios for the period have been annualized.
(2) Flex shares were offered beginning on March 11, 2002. All ratios for the period have been annualized.
(3) This amount/ratio has been changed to reflect the correction of a clerical error contained in the Fund's 2002 Annual Report to Shareholders.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS




--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

STI CLASSIC EQUITY FUNDS FOR THE PERIODS ENDED MAY 31, FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIODS



                                                                                                    RATIO OF
                                                            RATIO OF           RATIO OF           NET INVESTMENT
                        NET ASSETS       RATIO OF        NET INVESTMENT       EXPENSES TO        INCOME (LOSS) TO      PORTFOLIO
                          END OF        EXPENSES TO     INCOME (LOSS) TO   AVERAGE NET ASSETS   AVERAGE NET ASSETS     TURNOVER
                       PERIOD (000)  AVERAGE NET ASSETS AVERAGE NET ASSETS (EXCLUDING WAIVERS)  (EXCLUDING WAIVERS)       RATE
                       ------------- ------------------ -----------------  -------------------  ------------------    --------------
INTERNATIONAL EQUITY FUND
Trust Shares
           2002        $ 252,991          1.48%              0.48%               1.48%                0.48%                102%
           2001          208,120          1.45               0.50                1.45                 0.50                  68
           2000          299,100          1.48               0.59                1.48                 0.59                 179
           1999          573,255          1.47               0.68                1.52                 0.63                 161
           1998          628,870          1.47               0.61                1.48                 0.60                 108
Investor Shares
           2002        $   5,272          1.83%             (0.21)%              2.08% (3)           (0.46)% (3)           102%
           2001            7,517          1.79               0.18                1.97                   --                  68
           2000           10,462          1.83               0.33                1.95                 0.21                 179
           1999           14,145          1.83               0.30                1.93                 0.20                 161
           1998           17,383          1.82               0.24                1.91                 0.15                 108
Flex Shares
           2002        $   6,567          2.53%             (0.73)%              2.93% (3)           (1.13)% (3)           102%
           2001            7,765          2.48              (0.51)               2.57                (0.60)                 68
           2000           10,891          2.53              (0.38)               2.74                (0.59)                179
           1999           17,103          2.53              (0.40)               2.82                (0.69)                161
           1998           21,164          2.52              (0.46)               2.58                (0.52)                108
MID CAP EQUITY FUND
Trust Shares
           2002        $ 171,813          1.22%             (0.18)%              1.24%               (0.20)%                87%
           2001          156,111          1.21              (0.24)               1.25                (0.28)                100
           2000          206,545          1.17                 --                1.25                (0.08)                131
           1999          254,055          1.17              (0.47)               1.28                (0.58)                 76
           1998          337,825          1.16              (0.29)               1.27                (0.40)                129
Investor Shares
           2002        $  10,766          1.68%             (0.63)%              1.89%               (0.84)%                87%
           2001           12,316          1.66              (0.69)               1.86                (0.89)                100
           2000           14,513          1.62              (0.43)               1.81                (0.62)                131
           1999           19,230          1.62              (0.90)               1.76                (1.04)                 76
           1998           24,930          1.61              (0.75)               1.84                (0.98)                129
Flex Shares
           2002        $  13,937          2.28%             (1.23)%              2.50%               (1.45)%                87%
           2001           12,910          2.26              (1.29)               2.46                (1.49)                100
           2000           14,588          2.22              (1.05)               2.44                (1.27)                131
           1999           15,804          2.22              (1.52)               2.48                (1.78)                 76
           1998           19,042          2.21              (1.37)               2.47                (1.63)                129
VANTAGE FUND
Trust Shares
           2002 (1)    $   8,816          2.03%             (0.78)%              2.13% (3)           (0.88)% (3)         1,063%
Flex Shares
           2002 (2)    $     860          2.73%             (1.44)% (3)          3.32% (3)           (2.03)% (3)         1,063%


(1) Trust shares were offered beginning on November 30, 2001. All ratios for the period have been annualized.
(2) Flex shares were offered beginning on March 11, 2002. All ratios for the period have been annualized.
(3) This amount/ratio has been changed to reflect the correction of a clerical error contained in the Fund's 2002 Annual Report to Shareholders.

Amounts designated as "--" are either $0 or have been rounded to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                STI CLASSIC FUNDS

                            PART C: OTHER INFORMATION

                         POST-EFFECTIVE AMENDMENT NO. 44

Item 23.  Exhibits:

(a) Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.
(c)      Not applicable.
(d)(1) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(2) Investment Advisory Agreement with American National Bank and Trust Company as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to
         Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(4) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.
(d)(5) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated May 24, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
(d)(6) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated October 1, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.
(d)(7) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated March 27, 2000 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(d)(8) Revised Schedule A dated April 8, 2002 to the Revised Investment Advisory Agreement with Trusco Capital Management dated March 28, 2000 is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 44 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-02-001101 on September 30, 2002.
(e) Distribution Agreement dated May 26, 1992 is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(f)      Not applicable.
(g)(1) Custodian Agreement with Trust Company Bank dated February 1, 1994 originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(2) Custodian Agreement with the Bank of California is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(3) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

(g)(4) Amendment dated November 30, 2001 to the Custody Agreement dated May 11, 1999 between the Trust with respect to the International Equity Fund, International Equity Index Fund and the Strategic Income Fund and the Bank of New York is incorporated herein by reference to Exhibit
         (g)(4) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-02-001101 on September 30, 2002.
(h)(1) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(h)(2) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's
         Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
(h)(3) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
(i)      Opinion and Consent of Counsel is filed herewith.
(j) Consent of PricewaterhouseCoopers LLP, independent public accountants, is filed herewith.
(k)      Not applicable.
(l)      Not applicable.
(m)(1) Distribution Plan - Investor Class is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(m)(2) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(n)(1) Rule 18f-3 Plan is incorporated herein by reference to Exhibit (o) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
(n)(2) Certificate of Class Designation is incorporated herein by reference to Exhibit (o)(1) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-009731 on April 15, 1999.
(n)(3) Amended Rule 18f-3 Plan dated May 14, 2000 to the Rule 18f-3 Plan dated May 24, 1995 is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession NO. 0000935069-02-001101 on September 30, 2002.
(o)(1) Powers of Attorney are incorporated herein by reference to Exhibit (o) of Post-Effective Amendment No. 10 to the Registration Statement of STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-01-000085 on February 21, 2001.
(o)(2)   Powers of Attorney  are  incorporated  herein by  reference  to Exhibit
         (o)(2) of Post Effective Amendment No. 12 to the Registration Statement of STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-02-000358 on April 29, 2002.
(p)(1) Code of Ethics for STI Classic Funds are incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(p)(2) Code of SEI Investments Company as of December 2000 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 to the Registration Statement of SEI Insurance Products Trust (SEC No. 333-70013) filed with the SEC via EDGAR Accession No. 0000912057-01-511209 on April 27, 2001.
(p)(3) Code of Ethics for Trusco Capital Management, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(p)(4) Code of Ethics for Trusco Capital Management, Inc., as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

Item 24.   Persons Controlled by or under Common Control with Registrant:

See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.   Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.   Business and Other Connections of Investment Advisors:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------------------

Trusco Capital Management, Inc.
-------------------------------

James M. Wells                                                 SunTrust Banks, Inc.                   Vice-Chairman
Director

William H. Rogers                                              SunTrust Banks, Inc.             Executive Vice President
Director

Douglas S. Phillips                                                     --                                 --
President/CEO/Director

Paul L. Robertson, III                                                  --                                 --
Executive Vice President/Secretary/Treasurer

Andrew J. Muldoon, III                                                  --                                 --
Executive Vice President

G. Bradley Ball                                                   SunTrust Bank                 Executive Vice President
Executive Vice President

Robert J. Rhodes                                                        --                                 --
Executive Vice President

Rebekah R. Alley                                                        --                                 --
Vice President

David C. Anderson                                                 SunTrust Bank                      Vice President
Vice President

NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------------------

Charles B. Arrington                                                    --                                 --
Vice President

Frances J. Aylor                                                        --                                 --
Vice President

Brett L. Barner                                                         --                                 --
Vice President

James N. Behre                                                          --                                 --
Vice President

Richard M. Bemis                                                  SunTrust Bank                      Vice President
Vice President

Theresa N. Benson                                                 SunTrust Bank                      Vice President
Vice President

Edward E. Best                                                          --                                 --
Managing Director

Gordon Boardway                                                   SunTrust Bank                      Vice President
Vice President

Noel Crissman Boggan                                                    --                                 --
Vice President

Jeffrey C. Boucek                                                       --                                 --
Vice President

Robert S. Bowman                                                        --                                 --
Managing Director

Casey C. Brogdon                                                        --                                 --
Managing Director

Daniel Bromstad                                                         --                                 --
Vice President

C. William Buchholtz                                                    --                                 --
Vice President

William B. Buie                                                         --                                 --
Vice President

Carrie Ann Callahan                                               SunTrust Bank                      Vice President
Vice President

George E. Calvert, Jr.                                                  --                                 --
Vice President

NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------------------
Ann Caner                                                         SunTrust Bank                      Vice President
Vice President

Gay B. Cash                                                   SunTrust Bank, Atlanta              First Vice President
Vice President

Denise E. Claridy                                                       --                                 --
Vice President

Shane Coldren                                                           --                                 --
Vice President

Robert W. Corner                                                        --                                 --
Vice President

J. Chadwick Deakins                                                     --                                 --
Vice President

L. Earl Denney                                                          --                                 --
Managing Director

James R. Dillon, Jr.                                                    --                                 --
Managing Director

Louis Joseph Douglass, IV                                               --                                 --
Vice President

Martin J. Duffy                                                         --                                 --
Vice President

Mary Durkin                                                             --                                 --
Vice President

Bob M. Farmer                                                     SunTrust Bank                      Vice President
Managing Director

Douglas J. Farmer                                                       --                                 --
Vice President

James P. Foster                                                         --                                 --
Vice President

Holly Freeman                                                     SunTrust Bank                      Vice President
Vice President

Mark D. Garfinkel                                                       --                                 --
Vice President

Alan M. Gayle                                                           --                                 --
Managing Director

Eunice Gillespie                                                  SunTrust Bank                      Vice President
Vice President

Frank P. Giove                                                          --                                 --
Vice President

NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------------------

Steven Elliott Gordon                                             SunTrust Bank                      Vice President
Vice President

Brian Gupton                                                      SunTrust Bank                      Vice President
Vice President

Neil L. Halpert                                                         --                                 --
Vice President

Melvin E. Hamilton                                                SunTrust Bank                      Vice President
Managing Director

John M. Hamlin                                                          --                                 --
Vice President

Peter P. Hardy                                                          --                                 --
Vice President

Michael T. Hargardon                                                    --                                 --
Vice President

David Hatter                                                      SunTrust Bank                      Vice President
Vice President

Edward Hugh Head                                                        --                                 --
Vice President

Ken Hessel                                                              --                                 --
Vice President

Kristin R. Hildebrand                                                   --                                 --
Vice President

Michael Todd Hill                                                       --                                 --
Vice President

Michael J. Honsharuk                                                    --                                 --
Vice President

Michael A. Jenacova                                                     --                                 --
Vice President

Christopher A. Jones                                                    --                                 --
Managing Director

Christine Y. Keefe                                                SunTrust Bank                      Vice President
Vice President

Alan S. Kelley                                                          --                                 --
Vice President

Christian G. Koch                                                       --                                 --
Vice President

James E. Kofron                                                         --                                 --
Vice President


NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------------------

Thomas Krahe                                                      SunTrust Bank                   Senior Vice President
Managing Director

Wayne G. Larochelle                                               SunTrust Bank                      Vice President
Managing Director

Charles B. Leonard                                                      --                                 --
Managing Director

Daniel J. Lewis                                                         --                                 --
Vice President

William Longan                                                          --                                 --
Vice President

Jennifer J. Love                                                  SunTrust Bank                      Vice President
Vice President

Kimberly C. Maichle                                                     --                                 --
Vice President

James B. Mallory                                                  SunTrust Bank                      Vice President
Vice President

Jeffrey E. Markunas                                                     --                                 --
Managing Director

James G. McKinley, III                                            SunTrust Bank                      Vice President
Vice President

John N. Michie                                                          --                                 --
Vice President

R. Douglas Mitchell                                                     --                                 --
Vice President

Kurt T. Momand                                                          --                                 --
Managing Director

Peter T. Montgomery                                                     --                                 --
Vice President

Elizabeth T. Morrison                                                   --                                 --
Vice President

Timothy James Nash                                                SunTrust Bank                      Vice President
Vice President

Robert Neinken                                                    SunTrust Bank                   Senior Vice President
Managing Director


NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------------------

Harold F. Nelson                                                        --                                 --
Managing Director

Steven A. Noone                                                         --                                 --
Managing Director

Stuart L. Oglesby                                                 SunTrust Bank                      Vice President
Vice President

Agnes G. Pampush                                                        --                                 --
Managing Director

Christopher Paolella                                              SunTrust Bank                   Senior Vice President
Managing Director

Patrick Paparelli                                                       --                                 --
Managing Director

Sheri L. Paquette                                                       --                                 --
Vice President

Ty Parrish                                                        SunTrust Bank                      Vice President
Vice President

Ronnie G. Pennell                                                       --                                 --
Vice President

Elliott A. Perny                                                        --                                 --
Managing Director

James Phebus Jr.                                                        --                                 --
Vice President

Gary Plourde                                                      SunTrust Bank                   Senior Vice President
Managing Director

Elizabeth G. Pola                                                       --                                 --
Managing Director

Neil J. Powers                                                          --                                 --
Managing Director

Joe E. Ransom                                                           --                                 --
Managing Director

Lori A. Ravo                                                            --                                 --
Vice President

Boyce G. Reid                                                           --                                 --
Vice President

Mills A. Riddick                                                        --                                 --
Managing Director

D. Kevin Roddey                                                         --                                 --
Vice President


NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------------------

Josie C. Rosson                                                         --                                 --
Vice President

James L. Savage                                                         --                                 --
Vice President

Marc H. Schneidau                                                       --                                 --
Vice President

Ronald H. Schwartz                                                      --                                 --
Managing Director

Michael G. Sebesta                                                      --                                 --
Managing Director

Dusty L. Self                                                           --                                 --
Vice President

J. Michael Shamburger                                             SunTrust Bank                      Vice President
Vice President

Garrett P. Smith                                                        --                                 --
Managing Director

George D. Smith, Jr.                                                    --                                 --
Vice President

Stephen Smith                                                           --                                 --
Vice President

E. Dean Speer                                                           --                                 --
Vice President

Ellen Spong                                                       SunTrust Bank                      Vice President
Managing Director

Celia S. Stanley                                                        --                                 --
Vice President

John H. Stebbins                                                        --                                 --
Managing Director

Chad K. Stephens                                                        --                                 --
Vice President

E. Sonny Surkin                                                         --                                 --
Vice President

Hubert Swecker                                                    SunTrust Bank                      Vice President
Vice President

William F. Tarry                                                        --                                 --
Vice President

Howard Udis                                                       SunTrust Bank                      Vice President
Vice President


NAME                                                          NAME OF OTHER COMPANY           CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------------------------------------------

Mark Valle                                                        SunTrust Bank                      Vice President
Vice President

Stuart F. Van Arsdale                                                   --                                 --
Managing Director

Jeff Vogelbacker                                                        --                                 --
Managing Director

David M. Walrod                                                         --                                 --
Vice President

Joseph Walsh                                                      SunTrust Bank                      Vice President
Vice President

Darren C. Weems                                                         --                                 --
Vice President

David E. West                                                           --                                 --
Managing Director

Elizabeth Wilson                                                        --                                 --
Managing Director

William L. Wilson, Jr.                                                  --                                 --
Vice President

Donald Wordell                                                          --                                 --
Vice President

Natalie Wright                                                          --                                 --
Vice President

Stephen M. Yarbrough                                                    --                                 --
Managing Director

David S. Yealy                                                          --                                 --
Managing Director


Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's   distributor,   SEI  Investments  Distribution  Co.  (the
         "Distributor"), acts as distributor for:

         SEI Daily Income Trust                               July 15, 1982
         SEI Liquid Asset Trust                               November 29, 1982
         SEI Tax Exempt Trust                                 December 3, 1982
         SEI Index Funds                                      July 10, 1985
         SEI Institutional Managed Trust                      January 22, 1987

         SEI Institutional International Trust                August 30, 1988
         The Advisors' Inner Circle Fund                      November 14, 1991
         STI Classic Funds                                    May 29, 1992
         The Arbor Fund                                       January 28, 1993
         Bishop Street Funds                                  January 27, 1995
         STI Classic Variable Trust                           August 18, 1995
         SEI Asset Allocation Trust                           April 1, 1996
         SEI Institutional Investments Trust                  June 14, 1996
         HighMark Funds                                       February 15, 1997
         Armada Funds                                         March 8, 1997
         Expedition Funds                                     June 9, 1997
         Oak Associates Funds                                 February 27, 1998
         The Nevis Fund, Inc.                                 June 29, 1998
         CNI Charter Funds                                    April 1, 1999
         The Armada Advantage Fund                            May 1, 1999
         Amerindo Funds Inc.                                  July 13, 1999
         iShares Inc.                                         January 28, 2000
         SEI Insurance Products Trust                         March 29, 2000
         iShares Trust                                        April 25, 2000
         Pitcairn Funds                                       August 1, 2000
         First Focus Funds, Inc.                              October 1, 2000
         JohnsonFamily Funds, Inc.                            November 1, 2000
         The MDL Funds                                        January 24, 2001
         Causeway Capital Management Trust                    September 20, 2001
         The Japan Fund, Inc.                                 October 7, 2002

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                             with Registrant
----                       ----------------                                             ---------------

Alfred P. West, Jr.        Director, Chairman of the Board of Directors                          --
Richard B. Lieb            Director, Executive Vice President                                    --
Carmen V. Romeo            Director                                                              --
Mark J. Held               President & Chief Operating Officer                                   --
Dennis J. McGonigle        Executive Vice President                                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                   --
Todd Cipperman             Senior Vice President & General Counsel                               --
Carl A. Guarino            Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --
Wayne M. Withrow           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
John D. Anderson           Vice President & Managing Director                                    --
Timothy D. Barto           Vice President & Assistant Secretary                                  --
Robert Crudup              Vice President & Managing Director                                    --
Richard A. Deak            Vice President & Assistant Secretary                                  --
Scott W. Dellorfano        Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Scott C. Fanatico          Vice President & Managing Director                                    --
Vic Galef                  Vice President & Managing Director                                    --
Steven A. Gardner          Vice President & Managing Director                                    --

                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                             with Registrant
----                       ----------------                                             ---------------

Lydia A. Gavalis           Vice President & Assistant Secretary                                  --
Greg Gettinger             Vice President & Assistant Secretary                                  --
Kathy Heilig               Vice President                                                        --
Jeff Jacobs                Vice President                                                        --
Bridget Jensen             Vice President                                                        --
Samuel King                Vice President                                                        --
John Kirk                  Vice President & Managing Director                                    --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Karen LaTourette           Secretary                                                             --
Alan H. Lauder             Vice President                                                        --
Paul Lonergan              Vice President & Managing Director                                    --
Ellen Marquis              Vice President                                                        --
Christine M. McCullough    Vice President & Assistant Secretary                                  --
Carolyn McLaurin           Vice President & Managing Director                                    --
Mark Nagle                 Vice President                                                        --
Joanne Nelson              Vice President                                                        --
Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President                                                        --
Sherry K. Vetterlein       Vice President & Assistant Secretary                                  --
Lori L. White              Vice President & Assistant Secretary                                  --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                                  --

Item 28.   Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a);  31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

         Trust Company Bank
         Park Place
         P.O. Box 105504
         Atlanta, Georgia  30348

         Bank of New York
         One Wall Street
         New York, New York
         (International Equity Index Fund, International Equity Fund, Strategic Income Fund)

(b)/(c)  With respect to Rules 31a-1(a);  31a-1(b)(1),(4);  (2)(C) and (D); (4);
         (5); (6); (8); (9); (10);  (11);  and 31a-1(f),  the required books and records are maintained at the offices of Registrant's Administrator:

         SEI Investments Global Funds Services
         One Freedom Valley Road
         Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

         Trusco Capital Management
         P.O. Box 3808
         Orlando, Florida  32802

         Trusco Capital Management
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia  30303

         Trusco Capital Management
         25 Park Place
         Atlanta, Georgia  30303

Item 29.   Management Services:  None.

Item 30.   Undertakings:  None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 44 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 27th day of December, 2002.

                                By:                   *
                                   ---------------------------------------------
                                              James R. Foggo, President


Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

                      *                                       Trustee                  December 27, 2002
--------------------------------------------
         F. Wendell Gooch

                      *                                       Trustee                  December 27, 2002
--------------------------------------------
         Jonathan T. Walton

                      *                                       Trustee                  December 27, 2002
--------------------------------------------
         James O. Robbins

                      *                                       Trustee                  December 27, 2002
--------------------------------------------
         Thomas Gallagher

                  *                                           Trustee                  December 27, 2002
--------------------------------------------
         Richard W. Courts, II

                  *                                           Trustee                  December 27, 2002
--------------------------------------------
         Clarence H. Ridley

                  *                                           President                December 27, 2002
--------------------------------------------
         James R. Foggo

                  *                                           Treasurer & Chief        December 27, 2002
--------------------------------------------                  Financial Officer
         Jennifer Spratley



  * By  /s/ Todd B. Cipperman
      -----------------------------------------------
        Todd B. Cipperman, With Power of Attorney

                                  EXHIBIT INDEX

NUMBER            EXHIBIT
------            -------

EX-99.A Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.B Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.
EX-99.C  Not applicable.
EX-99.D1 Revised Investment  Advisory Agreement with Trusco Capital  Management,
         Inc. as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 is incorporated herein reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D2 Investment  Advisory  Agreement  with American  National Bank and Trust
         Company as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to
         Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D3 Investment   Advisory  Agreement  with  Sun  Bank  Capital  Management,
         National Association (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D4 Investment  Advisory  Agreement  with Trust  Company  Bank (now  Trusco
         Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469- 98-028802 on July 30, 1998.
EX-99.D5 Revised Schedule A to the Revised  Investment  Advisory  Agreement with
         Trusco Capital Management, Inc. dated May 24, 1999 is incorporated herein by reference to the Registrant's Post- Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
EX-99.D6 Revised Schedule A to the Revised  Investment  Advisory  Agreement with
         Trusco Capital Management, Inc. dated October 1, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.
EX-99.D7 Revised Schedule A to the Revised  Investment  Advisory  Agreement with
         Trusco Capital Management, Inc. dated March 27, 2000 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
EX-99.D8 Revised  Schedule  A dated  April  8,  2002 to the  Revised  Investment
         Advisory Agreement with Trusco Capital Management dated March 28, 2000 is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 44 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-02-001101 on September 30, 2002.
EX-99.E Distribution Agreement dated May 26, 1992 is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
EX-99.F  Not applicable.
EX-99.G1 Custodian  Agreement  with Trust  Company  Bank dated  February 1, 1994 originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.G2 Custodian Agreement with the Bank of California is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.G3 Fourth  Amendment  to  Custodian  Agreement  by and between STI Trust &
         Investment Operations, Inc. and The Bank of New York dated May 6, 1997 is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
EX-99.G4 Amendment  dated November 30, 2001 to the Custody  Agreement  dated May
         11, 1999 between the Trust with respect to the International Equity Fund, International Equity Index Fund and the Strategic Income Fund and the Bank of New York is incorporated herein by reference to Exhibit
         (g)(4) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-02-001101 on September 30, 2002.
EX-99.H1 Transfer Agent Agreement with Federated  Services Company dated May 14,
         1994 originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.H2 Administration  Agreement  with SEI  Financial  Management  Corporation dated May 29, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's
         Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.
EX-99.H3 Consent to Assignment  and Assumption of the  Administration  Agreement
         between STI Classic Funds and SEI Financial Management Corporation is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
EX-99.I  Opinion and Consent of Counsel is filed herewith.
EX-99.J Consent of PricewaterhouseCoopers LLP, independent public accountants, is filed herewith.
EX-99.K  Not applicable.
EX-99.L  Not applicable.
EX-99.M1 Distribution Plan - Investor Class is incorporated  herein by reference to Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
EX-99.M2 Distribution  and Service  Agreement  relating to Flex Shares dated May
         29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.N1 Rule 18f-3 Plan is  incorporated  herein by reference to Exhibit (o) of
         Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
EX-99.N2 Certificate of Class Designation is incorporated herein by reference to
         Exhibit (o)(1) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-009731 on April 15, 1999.
EX-99.N3 Amended Rule 18f-3 Plan dated May 14, 2000 to the Rule 18f-3 Plan dated
         May 24, 1995 is incorporated herein by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession NO. 0000935069-02-001101 on September 30, 2002.
EX-99.01 Powers of Attorney are incorporated  herein by reference to Exhibit (o)
         of Post-Effective Amendment No. 10 to the Registration Statement of STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-01-000085 on February 21, 2001.
EX-99.02 Powers of Attorney  are  incorporated  herein by  reference  to Exhibit
         (o)(2) of Post Effective Amendment No. 12 to the Registration Statement of STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-02-000358 on April 29, 2002.
EX-99.P1 Code of  Ethics  for STI  Classic  Funds  are  incorporated  herein  by reference to Exhibit (p)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
EX-99.P2 Code of SEI  Investments  Company as of December  2000 is  incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 to the Registration Statement of SEI Insurance Products Trust (SEC No. 333-70013) filed with the SEC via EDGAR Accession No. 0000912057-01-511209 on April 27, 2001.
EX-99.P3 Code of Ethics for Trusco Capital Management, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.

EX-99.P4 Code of Ethics for Trusco Capital Management,  Inc., as approved by the
         Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.